THE TREASURER'S FUND, INC.
                      U.S. TREASURY MONEY MARKET PORTFOLIO
                      DOMESTIC PRIME MONEY MARKET PORTFOLIO
                        TAX EXEMPT MONEY MARKET PORTFOLIO
                              One Corporate Center
                            Rye, New York 10580-1422
                           800-GABELLI (800-422-3554)
                                FAX: 914-921-5118
                                 WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              (Current yield information may be obtained by calling
                          800-GABELLI after 6:00 p.m.)


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                                   QUESTIONS?
                                Call 800-GABELLI
                          or your financial consultant.
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                                TABLE OF CONTENTS


INTRODUCTION ...................................      2

INVESTMENT AND PERFORMANCE SUMMARY .............    2-6

ADDITIONAL INVESTMENT AND
         RISK INFORMATION ......................    6-8

MANAGEMENT OF THE PORTFOLIOS ...................    8-9

         Purchase of Shares ....................   9-11

         Redemption of Shares ..................  11-13

         Exchange of Shares ....................  13-14

         Pricing of Portfolio Shares ...........     14

         Dividends and Distributions ...........     14

         Tax Information .......................     14

         Mailings to Shareholders ..............     15

FINANCIAL HIGHLIGHTS ...........................  15-17


       THE
       TREASURER'S
       FUND,
       INC.

       U.S. TREASURY MONEY MARKET PORTFOLIO
         o    U.S. TREASURY
              MONEY MARKET CLASS
       DOMESTIC PRIME MONEY MARKET PORTFOLIO
         o    DOMESTIC PRIME
              MONEY MARKET CLASS
       TAX EXEMPT MONEY MARKET PORTFOLIO
         o    TAX EXEMPT
              MONEY MARKET CLASS



      PROSPECTUS
      FEBRUARY 25, 2005



      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                                  INTRODUCTION


The Treasurer's Fund, Inc. (the "Fund") is a mutual fund designed to meet the distinctive cash management objectives of treasurers and financial officers of corporations and other institutions and individuals. The Fund is comprised of six separate investment portfolios, three of which are described in this Prospectus. This Prospectus relates only to the following portfolios of the Fund (each a "Portfolio," collectively the "Portfolios") and the respective class of each Portfolio.


o U.S. Treasury Money Market Portfolio ("U.S. Treasury Portfolio")
         o U.S. Treasury Money Market Class

o Domestic Prime Money Market Portfolio ("Domestic Prime Portfolio")
         o Domestic Prime Money Market Class

o Tax Exempt Money Market Portfolio ("Tax Exempt Portfolio")
         o Tax Exempt Money Market Class

The Portfolios are "money market funds" which invest in short-term investments. The Portfolios are advised by Gabelli Fixed Income LLC (the "Advisor"). Each Portfolio's investment objectives are fundamental and may be changed only with the approval of a majority of the outstanding shares of the respective Portfolio. Each Portfolio has another class of shares which is offered in another prospectus through participating organizations ("Cash Management Class") which have differing expenses.

                       INVESTMENT AND PERFORMANCE SUMMARY

                      U.S. TREASURY MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVES:

The Portfolio's investment objectives are to maximize current income and to maintain liquidity and a stable net asset value of $1.00 per share.

PRINCIPAL INVESTMENT STRATEGIES:

The Portfolio invests primarily in short-term U.S. Treasury obligations, which have effective maturities of 397 days or less, and in repurchase agreements that are collateralized by U.S. Treasury obligations.

PRINCIPAL RISKS:

The Portfolio is subject to the risk of loss of state tax exemption if minimum levels of U.S. Treasury obligations are not maintained. Other factors that may affect the market price and yield of the Portfolio's securities include investor demand and domestic and worldwide economic conditions which may result in lower interest rates and lower yields. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. There is no guarantee that the Portfolio can achieve its investment objectives.

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YOU MAY WANT TO INVEST IN THE PORTFOLIO IF:

         o    you are seeking preservation of capital
         o    you have a low risk tolerance
         o you are willing to accept lower potential returns in exchange for a higher degree of safety
         o    you are investing short-term reserves

YOU MAY NOT WANT TO INVEST IN THE PORTFOLIO IF:

         o you are aggressive in your investment approach or you desire a relatively high rate of return

                      DOMESTIC PRIME MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVES:

The Portfolio's investment objectives are to maximize current income and to maintain liquidity and a stable net asset value of $1.00 per share.

PRINCIPAL INVESTMENT STRATEGIES:

The Portfolio invests in short-term, prime quality, domestic debt obligations, which have effective maturities of 397 days or less.

PRINCIPAL RISKS:

The Portfolio is subject to the risk that the value of any fixed rate investments will generally decline when interest rates increase. Other factors that may affect the market price and yield of the Portfolio's securities include investor demand and domestic and worldwide economic conditions which may result in lower interest rates and lower yields. An investment in the Portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. There is no guarantee that the Portfolio can achieve its investment objectives.

YOU MAY WANT TO INVEST IN THE PORTFOLIO IF:

         o    you are seeking preservation of capital
         o    you have a low risk tolerance
         o you are willing to accept lower potential returns in exchange for a higher degree of safety
         o    you are investing short-term reserves

YOU MAY NOT WANT TO INVEST IN THE PORTFOLIO IF:

         o you are aggressive in your investment approach or you desire a relatively high rate of return

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                        TAX EXEMPT MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVES:

The Portfolio's investment objectives are to maximize current income that is exempt from federal income tax and to maintain liquidity and a stable net asset value of $1.00 per share.

PRINCIPAL INVESTMENT STRATEGIES:

The Portfolio invests primarily in short-term municipal debt obligations which are exempt from federal income tax and have effective maturities of 397 days or less.

PRINCIPAL RISKS:

The Portfolio is subject to the risk that interest on certain securities may be subject to state and local taxes. The Portfolio will not be exempt from federal income tax with respect to taxable obligations and municipal obligations that the Internal Revenue Service ("IRS") has successfully asserted are not tax-exempt obligations. Other factors that may affect the market price and yield of the Portfolio's securities include investor demand and domestic and worldwide economic conditions which may result in lower interest rates and lower yields. An investment in the Portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. There is no guarantee that the Portfolio can achieve its investment objectives.

YOU MAY WANT TO INVEST IN THE PORTFOLIO IF:

         o    you are seeking preservation of capital
         o    you have a low risk tolerance
         o you are willing to accept lower potential returns in exchange for a higher degree of safety and/or income that is exempt from federal income tax
         o    you are investing short-term reserves

YOU MAY NOT WANT TO INVEST IN THE PORTFOLIO IF:

         o you are aggressive in your investment approach or you desire a relatively high rate of return

PERFORMANCE:

The bar charts and tables that follow provide an indication of the risks of investing in the Portfolios by showing changes in each Portfolio's performance from year to year and average annual returns for one, five and ten years. Performance figures reflect the historical performance of each Portfolio's Money Market Class shares from January 1, 1995 through December 31, 2004. For current yield information on the Portfolios, call 800-GABELLI (800-422-3554). The Portfolios' yields appear in the WALL STREET JOURNAL each Thursday.


As with any mutual fund, the Portfolios' past performance does not predict how the Portfolios will perform in the future. Both the charts and the tables assume the reinvestment of dividends and distributions.


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                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31





U.S. TREASURY PORTFOLIO
------------------------------------------
  Best Quarter:     4th     2000    1.42%
  Worst Quarter:    3rd     2003    0.08%
------------------------------------------


                               [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC


                                  1995   5.35
                                  1996   4.78
                                  1997   4.96
                                  1998   4.93
                                  1999   4.41
                                  2000   5.45
                                  2001   3.39
                                  2002   1.06
                                  2003   0.44
                                  2004   0.65



DOMESTIC PRIME PORTFOLIO
------------------------------------------
  Best Quarter:     4th     2000    1.50%
  Worst Quarter:    4th     2003    0.12%
------------------------------------------


                               [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC


                                  1995   5.59
                                  1996   5.00
                                  1997   5.17
                                  1998   5.07
                                  1999   4.72
                                  2000   5.85
                                  2001   3.59
                                  2002   1.28
                                  2003   0.61
                                  2004   0.80


TAX EXEMPT PORTFOLIO
------------------------------------------
  Best Quarter:     2nd     2000    0.92%
  Worst Quarter:    3rd     2003    0.07%
------------------------------------------


                               [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC


                                  1995   3.44
                                  1996   2.98
                                  1997   3.18
                                  1998   3.00
                                  1999   2.81
                                  2000   3.57
                                  2001   2.23
                                  2002   0.87
                                  2003   0.45
                                  2004   0.61

         AVERAGE ANNUAL TOTAL RETURNS
    (FOR THE PERIODS ENDED DECEMBER 31, 2004)         PAST ONE YEAR     PAST FIVE YEARS     PAST TEN YEARS
    ----------------------------------------          -------------     ---------------     --------------
   U.S. Treasury Money Market Portfolio .............       0.65%             2.18%               3.52%
   Domestic Prime Money Market Portfolio ............       0.80%             2.40%               3.75%
   Tax Exempt Money Market Portfolio ................       0.61%             1.54%               2.30%


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FEES AND EXPENSES OF THE PORTFOLIOS:

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolios.


                                                                    U.S.            DOMESTIC             TAX
                                                                 TREASURY             PRIME             EXEMPT
                                                                 PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                                 ---------          ---------          ---------
SHAREHOLDER FEES:
     (fees paid directly from your investment*) ................     None              None               None
ANNUAL PORTFOLIO OPERATING EXPENSES:
     (expenses that are deducted from Portfolio assets)
Management Fees ................................................     0.30%             0.30%              0.30%
Distribution (12b-1) Expenses ..................................     None              None                None
Other Expenses** ...............................................     0.64%             0.54%              0.50%
                                                                     ----              ----               ----
Total Annual Portfolio Operating Expenses ......................     0.94%             0.84%              0.80%
     Expense Reimbursement .....................................    (0.29%)           (0.24%)            (0.20%)
                                                                     ----              ----               ----
Net Annual Portfolio Operating Expenses ........................     0.65%             0.60%              0.60%
                                                                     ====              ====               ====

-------------------
     * There are no sales charges for purchasing or redeeming Portfolio shares nor fees to exchange to another Portfolio or fund.
     ** Other expenses include custodian, transfer agency and administrative fees incurred during the last fiscal year as well as additional fees for enhanced transfer agency services to be provided by participating organizations in the current fiscal year. The Advisor is contractually obligated to reimburse expenses to the extent necessary to maintain Total Annual Portfolio Operating Expenses at no more than 0.60% for the Money Market Class Shares of each of the Domestic Prime Portfolio and Tax Exempt Portfolio and 0.65% for the Money Market Class Shares of U.S. Treasury Portfolio. This arrangement is in effect through the Portfolios' fiscal year ending October 31, 2005, and will automatically renew for successive one-year periods thereafter unless terminated by the Fund or the Advisor upon 60 days' notice to the other party.


EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in shares of the Portfolios with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Portfolios for the time periods shown, (2) you redeem your shares at the end of those periods, (3) your investment has a 5% return each year and (4) the Portfolios' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                        1 YEAR        3 YEARS        5 YEARS       10 YEARS
                                                        ------        -------        -------        -------
U.S. TREASURY PORTFOLIO                                  $66            $271           $492          $1,128
DOMESTIC PRIME PORTFOLIO                                 $61            $244           $442          $1,015
TAX EXEMPT PORTFOLIO                                     $61            $235           $425           $971


                   ADDITIONAL INVESTMENT AND RISK INFORMATION
                             U.S. TREASURY PORTFOLIO


Under normal market conditions, the Portfolio invests at least 80% of its net assets (which includes for the purposes of this test, the amount of any borrowings for investment purposes), in U.S. Treasury obligations, including U.S. Treasury bills, notes and bonds, which principally differ only in their interest rates, maturities and times of issuance and repurchase agreements, which are collateralized by U.S. Treasury obligations. The Portfolio may also engage in reverse repurchase agreements. Shareholders will receive at least 60 days' prior notice of any change in the Portfolio's 80% investment policy.


Interest on U.S. Treasury obligations is specifically exempted from state and local income taxes under federal law. While shareholders in the U.S. Treasury Portfolio do not directly receive interest on U.S. Treasury obligations, the dividends from the Portfolio are derived primarily from such interest. Interest income derived from repurchase agreements is not considered to be income derived from U.S. Treasury obligations and is not exempt from state and local income taxes.

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6

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Some  states  require  that,  in  order  for  the  tax-exempt  character  of the
Portfolio's   interest  from  U.S.  Treasury  obligations  to  pass  through  to shareholders, the Portfolio must maintain specified minimum levels of U.S. Treasury obligation investments. If a state's requirement is not met, then none of the Portfolio's interest income would be tax exempt in that state. While the Portfolio does not specifically limit the amount of repurchase agreements which the Portfolio can enter into (other than the requirement that 80% of the Portfolio's net assets be invested in U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations), the Portfolio will endeavor to maintain the levels necessary to preserve the pass-through of the Portfolio's tax-exempt interest income from U.S. Treasury obligations. These state requirements may change and investors should consult their own tax advisors regarding these state tax issues.


                            DOMESTIC PRIME PORTFOLIO

The Portfolio will invest primarily in U.S. government obligations, bank obligations, including certificates of deposit and bankers' acceptances, and commercial paper and other short-term domestic corporate obligations. Short-term domestic corporate obligations include corporate bonds, variable amount master demand notes and participations in corporate loans, with maturities of 397 days or less. For a further description of the obligations in which the Portfolio may invest, including the liquidity of participations in corporate loans, see "Investments and Investment Techniques Common to Two or More Portfolios" in the Statement of Additional Information.

The Portfolio will only purchase high quality domestic money market instruments that have been determined by the Fund's Board of Directors to present minimal credit risk and that are First Tier Eligible Securities at the time of acquisition so that the Portfolio is able to employ the amortized cost method of valuation. Because interest rates on fixed rate investments fluctuate in response to economic factors, the value of the Portfolio's investments generally increases as short-term interest rates fall and decreases as short-term interest rates rise.

Certain U.S. government agency securities in which the Portfolio invests, such as those issued by the Federal Home Loan Bank, are backed by the right of the issuer to borrow from the U.S. Treasury while others, such as those issued by the Federal National Mortgage Association, are supported only by the credit of the issuer or instrumentality. While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the United States Treasury.

                              TAX EXEMPT PORTFOLIO


As a matter of fundamental policy, under normal market conditions, the Portfolio will invest at least 80% of its net assets, (which includes for the purpose of this test, the amount of any borrowings for investment purposes) in tax exempt obligations. The Portfolio intends to typically invest all of its assets in tax-exempt obligations, however, it reserves the right to invest up to 20% of its net assets in taxable obligations (including securities the interest income on which may be subject to alternative minimum tax). Such tax- exempt obligations will consist of high quality municipal securities (including municipal bonds, municipal notes and municipal leases) which, in the opinion of bond counsel at the date of issuance, earn interest exempt from federal income tax and which have effective maturities of 397 days or less. Interest on these securities may be subject to state and local taxes.

The Portfolio will only purchase high quality tax-exempt money market instruments that have been determined by the Fund's Board of Directors to present minimal credit risk and that are "Eligible Securities" at the time of acquisition so that the Portfolio is able to employ the amortized cost method of valuation.


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Interest income of the Portfolio will not be exempt from federal income tax with respect to the following:


o taxable obligations
o municipal obligations that the IRS has successfully asserted are not tax-exempt obligations


Payment of interest and preservation of capital are dependent on the continuing ability of issuers and/or obligors of municipal and public authority debt obligations to meet their payment obligations. Special factors may negatively affect the value of municipal securities, and, as a result, the Portfolio's share price. These factors include political or legislative changes, uncertainties relating to the tax status of the securities or the rights of investors in the securities. For a detailed description of municipal bonds, municipal notes, municipal leases and other municipal obligations and the quality requirements applicable to such obligations, see "Investments and Investment Techniques Common to Two or More Portfolios" in the Statement of Additional Information.

Certain U.S. government agency securities in which the Portfolio invests, such as those issued by the Federal Home Loan Bank, are backed by the right of the issuer to borrow from the U.S. Treasury while others, such as those issued by the Federal National Mortgage Association, are supported only by the credit of the issuer or instrumentality. While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the United States Treasury.


PORTFOLIO HOLDINGS. A description of each Portfolio's policies and procedures with respect to the disclosure of its portfolio securities is available in the Portfolios' Statement of Additional Information.


                          MANAGEMENT OF THE PORTFOLIOS


THE ADVISOR. The Advisor, whose principal offices are located at One Corporate Center, Rye, NY 10580-1422, is a Delaware limited liability company organized in 1997, and is the successor company to Gabelli-O'Connor Fixed Income Mutual Fund Management Co. which was formed in 1987. Through its portfolio management team, the Advisor makes investment decisions for the Portfolios and continuously reviews and administers the Portfolios' investment programs under the supervision of the Fund's Board of Directors.


As compensation for its services and the related expenses borne by the Advisor, for the fiscal year ended October 31, 2004, the Portfolios paid the Advisor a fee equal to 0.30% of the value of the Portfolios' average daily net assets. Any portion of the total fees received by the Advisor may be used by the Advisor to provide shareholder and administrative services and for distribution of Portfolio shares.


The Advisor contractually has agreed to reimburse expenses to the extent necessary to maintain Total Annual Portfolio Operating Expenses at no more than 0.60% for the Money Market Class Shares of each of the Domestic Prime Portfolio and Tax Exempt Portfolio and 0.65% for the Money Market Class Shares of the U.S. Treasury Portfolio. The expense reimbursement arrangement will continue until at least October 31, 2005, and is renewable annually.

The Portfolios' semi-annual report to shareholders for the period ending April 30, 2005, will contain a discussion of the basis of the Board of Directors' determination regarding whether to continue the investment advisory arrangement described above.


THE DISTRIBUTOR. Gabelli & Company, Inc. (the "Distributor") serves as the Fund's distributor and is located at One Corporate Center, Rye, N.Y. 10580-1422. The Distributor is affiliated with the parent company of the Advisor.

DISTRIBUTION AND SERVICE ARRANGEMENTS. The Portfolios have each adopted a distribution and service plan (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Rule 12b-1 provides that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by Rule 12b-1. There are no fees or expenses chargeable to the Portfolios under the Plans, and the Fund's Board of Directors has adopted the Plans in

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8

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case  certain  expenses of the  Portfolios  might be  considered  to  constitute indirect payment by the Portfolios of distribution expenses. If a payment of advisory fees by the Fund to the Advisor should be deemed to be indirect financing by the Fund of the distribution of its shares, such payments are authorized by the Plans.

The Plans provide that the Advisor may make payments from time to time from its own resources, which may include the advisory fee and past profits, to pay promotional and administrative expenses in connection with the offer and sale of shares of the Portfolios, including payments to participating organizations for performing shareholder servicing and related administrative functions and for providing assistance in distributing the Fund's shares. The Advisor, in its sole discretion, will determine the amount of such payments made pursuant to the Plans, provided that such payments will not increase the amount which a Portfolio is required to pay to the Advisor for any fiscal year under its investment advisory agreement in effect for that year.

The Fund may enter into agreements with entities to provide transfer agency and accounting services for investors of the Portfolios who are customers of such entities for an agreed upon fee.

                               PURCHASE OF SHARES

You can purchase the Portfolios' shares on any day the New York Stock Exchange ("NYSE") is open for trading (a "Business Day"). You may purchase shares through the Distributor or through organizations that have special arrangements with the Fund ("Participating Organizations") through which they are compensated by the Fund for providing enhanced transfer agency services. Participating Organizations may charge additional fees and may require higher or lower minimum investments or impose other limitations on buying and selling shares.

       o BY MAIL OR IN PERSON. You may open an account by mailing a completed subscription order form with a check or money order payable to "The Treasurer's Fund, Inc.":

            BY MAIL                                   BY PERSONAL DELIVERY
            THE TREASURER'S FUND, INC.                THE TREASURER'S FUND, INC.
            P.O. BOX 8308                             C/O BFDS
            BOSTON, MA 02266-8308                     66 BROOKS DRIVE
                                                      BRAINTREE, MA 02184

You can obtain a subscription order form by calling 800-GABELLI (800-422-3554). Checks made payable to a third party and endorsed by the depositor are not acceptable. For additional investments, send a check to the above address with a note stating your exact name and account number, and the name of the Portfolio(s) you wish to purchase.

       o BY BANK WIRE. To open an account using the bank wire system, first telephone the Fund at 800-GABELLI (800-422-3554) to obtain a new account number. Then instruct a Federal Reserve System member bank to wire funds to:

                             STATE STREET BANK AND TRUST COMPANY
                             ABA #011-0000-28
                             RE: THE TREASURER'S FUND, INC.
                             REF DDA #99046187
                             RE: NAME OF PORTFOLIO
                             ACCOUNT #__________
                             ACCOUNT OF [REGISTERED OWNERS]
                             225 FRANKLIN STREET, BOSTON, MA 02110

            If you are making an initial purchase, you should also complete and mail a subscription order form to the address shown under "By Mail." Note that banks may charge fees for wiring funds, although State Street Bank and Trust Company ("State Street") will not charge you for receiving wire transfers. If your wire is received by the Fund before noon, Eastern Time, you will begin earning dividends on the day of receipt.

--------------------------------------------------------------------------------

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       o    PARTICIPATING  ORGANIZATIONS.  You may  purchase  shares  through  a
            Participating Organization. The Participating Organization will transmit a purchase order and payment to State Street on your behalf. Participating Organizations may send you confirmations of your transactions and periodic account statements showing your investments in the Fund.

SHARE PRICE. The Portfolios sell their shares at the net asset value next determined after the Fund receives your completed subscription order form but does not issue the shares to you until it receives full payment. See "Pricing of Portfolio Shares" for a description of the calculation of net asset value.

MINIMUM INVESTMENTS. Your minimum initial investment must be at least $3,000. See "Retirement Plans/Education Savings Plans" and "Automatic Investment Plan" regarding minimum investment amounts applicable to such plans. There is no minimum subsequent investment requirement. Participating Organizations may have different minimum investment requirements.


RETIREMENT PLANS/EDUCATION SAVINGS PLANS. The Fund makes available IRA, "Roth" IRA and "Coverdell" Education SavingsPlans for investment in the Portfolios' shares. Applications may be obtained from the Distributor by calling 800-GABELLI (800-422-3554). Self-employed investors may purchase shares of the Portfolios through tax deductible contributions to existing retirement plans for self-employed persons, known as "Keogh" or "H.R.-10" plans. The Fund does not currently act as a sponsor to such plans. Portfolio shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans." The minimum initial investment in all such retirement plans is $500. There is no minimum subsequent investment requirement for retirement plans. The Tax Exempt Money Market Portfolio does not accept investments from retirement plans.


AUTOMATIC INVESTMENT PLAN. The Portfolios offer an automatic monthly investment plan. There is no minimum monthly investment for accounts establishing an automatic investment plan. Call the Distributor at 800-GABELLI (800-422-3554) for more details about the plan.

TELEPHONE INVESTMENT PLAN. You may purchase additional shares of the Portfolios by telephone if your bank is a member of the Automated Clearing House ("ACH") system. You must also have a completed, approved Investment Plan application on file with the Fund's transfer agent. There is a minimum of $100 for each telephone investment. To initiate an ACH purchase, please call the Distributor at 800-GABELLI (800-422-3554) or 800-872-5365.

GENERAL. The Fund will not issue share certificates. The Fund reserves the right to (i) reject any purchase order if, in the opinion of the Fund's management, it is in the Fund's best interest to do so, (ii) suspend the offering of shares for any period of time and (iii) waive the Fund's minimum purchase requirement.


CUSTOMER IDENTIFICATION PROGRAM. Federal law requires the Fund, on behalf of the Portfolios, to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information, for each investor who opens or reopens an account with the Portfolios. Applications without the required information may be rejected or placed on hold until the Fund verifies the account holder's identity

THIRD PARTY ARRANGEMENTS. The Distributor or an affiliate may, from time to time, at its expense out of its own financial resources (a source of which may be payment under the Fund's distribution plans), make cash payments to some but not all brokers, dealers or financial intermediaries for shareholder services, as an incentive to sell shares of the Portfolios and/or to promote retention of their customers' assets in the Portfolios. These payments, sometimes referred to as "revenue sharing," do not change the price paid by the investors to purchase the Portfolio's shares or the amount the Portfolios receive as proceeds from such sales. Revenue sharing payments may be made to brokers, dealers and other financial intermediaries that provide services to the Portfolios or to shareholders in the Portfolios, including (without limitation)


--------------------------------------------------------------------------------
10

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shareholder  servicing,   transaction   processing,   sub-accounting   services,
marketing support and/or access to sales meetings, sales representatives and management representatives of the broker or other financial intermediary. Revenue sharing payments may also be made to brokers, dealers and other financial intermediaries for inclusion of the Portfolio on a sales list, including a preferred or select sales list, in other sales programs, or as an expense reimbursement in cases where the broker, dealer or other financial intermediary provides shareholder services to Portfolio shareholders. Revenue sharing payments may be structured: (i) as a percentage of net sales; (ii) as a percentage of net assets; and/or (iii) as a fixed dollar-amount.

The Distributor negotiates the level of payments described above to any particular broker, dealer or intermediary with each firm. Currently, such payments amount to 0.10% per year of the average daily net assets of the applicable Portfolio attributable to the particular firm depending on the nature and level of services and other factors.

The Distributor may also make other payments to dealer firms in the form of non-cash compensation such as the payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives of those dealer firms and their families to places within or outside the United States; meeting fees; entertainment; transaction processing and transmission charges; advertising or other promotional expenses; or other expenses as determined in the Distributor's discretion. In certain cases these other payments could be significant to the dealer firms.


                              REDEMPTION OF SHARES

You can redeem shares of the Portfolios on any Business Day. The Portfolios may temporarily suspend the redemption of shares: (i) when the NYSE is closed or trading on the NYSE is restricted, (ii) when an emergency exists and the Portfolios cannot sell their shares or accurately determine the value of their assets, or (iii) if the Securities and Exchange Commission ("SEC") orders the Portfolios to suspend redemptions.

The Portfolios redeem their shares based on the net asset value next determined after the Portfolios receive your redemption request. See "Pricing of Portfolio Shares" for a description of the calculation of net asset value.

You  may  redeem  shares  through  the  Distributor  or  through   Participating
Organizations.

o BY LETTER. You may mail a letter requesting redemption of shares to: THE TREASURER'S FUND, INC., P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state the name of the Portfolio(s) and the share class, the dollar amount or number of shares you are redeeming and your account number. You must sign the letter in exactly the same way the account is registered. A signature guarantee is required for each signature on your redemption letter. You can obtain a signature guarantee from financial institutions such as commercial banks, brokers, dealers and savings associations. A notary public cannot provide a signature guarantee.

o BY TELEPHONE. Unless you have requested that telephone redemptions from your account not be permitted, you may redeem your shares in an account (including an IRA) directly registered with State Street by calling either 800-GABELLI (800-422-3554) or 800-872-5365 (617-328-5000 from outside the
     United States). IRAholders should consult a tax advisor concerning the current tax rules applicable to IRAs. If State Street acts on telephone instructions after following reasonable procedures to protect against unauthorized transactions, neither State Street nor the Fund will be responsible for any losses due to unauthorized telephone transactions and instead you would be responsible. You may request that proceeds from telephone redemptions be mailed to you by check (if your address has not changed in the prior 30 days), forwarded to you by bank wire or invested in another mutual fund advised by the Advisor (see "Exchange of Shares"). Among the procedures State Street may use are passwords or verification of personal information. The Funds may impose limitations from time to time on telephone redemptions.

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                                                                              11

--------------------------------------------------------------------------------

        1. TELEPHONE REDEMPTION BY CHECK. The Fund will make checks payable to the name in which the account is registered and normally will mail the check to the address of record within seven days.
        2. TELEPHONE REDEMPTION BY WIRE. The Fund accepts telephone requests for wire redemption in amounts of at least $1,000. The Fund will send a wire to either a bank designated on your subscription order form or in a subsequent letter with a guaranteed signature. The proceeds are normally wired on the next Business Day. If you wish your bank to receive a wire on the day you place the telephone request, you must call the Fund by noon (Eastern Time).

o PARTICIPATING ORGANIZATIONS. You may redeem shares through a Participating Organization which will transmit a redemption order to State Street on your behalf. A redemption request received from a Participating Organization will be effected at the net asset value next determined after State Street receives your request from the Participating Organization.

o AUTOMATIC CASH WITHDRAWAL PLAN. You may automatically redeem shares on a monthly, quarterly or annual basis if you have at least $10,000 in your account and if your account is directly registered with State Street. Call the Distributor at 800-GABELLI (800-422-3554) for more information about this plan.

o BY CHECK DRAFT. You may write checks on your account in the amount of $500 or more. Simply request the check-writing service on your subscription order form and the Fund will send you checks. The Fund will not honor a check if (1) you purchased shares by check and the check has not cleared,
     (2) the check would close out your account, (3) the amount of the check is higher than funds available in your account, (4) the check is written for less than $500, or (5) the check contains an irregularity in the signature or otherwise. The Fund may change or terminate the check-writing service at any time.

INVOLUNTARY REDEMPTION. The Fund may redeem all shares in your account (other than an IRA) if their value falls below $3,000 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing and allowed 30 days to increase the value of your shares to at least $3,000.


REDEMPTION PROCEEDS. If you request redemption proceeds by check, the Fund will normally mail the check to you within seven days after receipt of your redemption request. If you purchased your Portfolio shares by check or through the Telephone or Internet Investment Plan, you may not receive proceeds from your redemptions until the check clears, which may take up to as many as 10 days following purchase. While the Fund will delay the processing of the redemption until the check clears, your shares will be valued at the next determined net asset value after receipt of your redemption request.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES. The Gabelli family of funds discourages short-term or excessive trading ("frequent trading") of their shares by shareholders (including by means of exchanges) and, except with respect to the Portfolios offered in this Prospectus described below, maintains procedures reasonably designed to detect and deter such frequent trading. Frequent trading is sometimes referred to as market timing. Market timing may take many forms but commonly refers to arbitrage activity involving the frequent buying and selling of mutual fund shares in order to take advantage of the fact that there may be a lag between a change in the value of the mutual fund's portfolio securities and the reflection of that change in the fund's share price. There is no guarantee that policies and procedures will be effective in detecting and preventing frequent trading in whole or in part.

Some investors may seek to take advantage of a short-term disparity between a Portfolio's yield and current market yields, which could have the effect of reducing the Portfolio's yield. In addition, frequent purchases and redemptions of the Portfolio's shares will increase the Fund's transaction costs such as market spreads and custodial fees, and may interfere with the efficient management of the Portfolio by the Advisor. Most transaction costs are not included in the Portfolios' annual operating expenses shown in the Portfolio's fee table in this Prospectus but do detract from the portfolio's performance.


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12

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Money market funds are often used by investors for  short-term  investments,  in place of bank checking or saving accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without redemption fees. For this reason the Board of Directors of the Fund has determined not to impose redemption fees or adopt other restrictions such as minimum holding periods, in order to deter frequent purchases and redemptions of Portfolios' fund shares. Money market funds such as the Portfolios, are not effective vehicles for market timing activity since these types of funds seek to maintain a constant net asset value of $1.00 per share. In addition, the risks of frequent trading are not generally applicable to money market funds because money market funds are created as cash management vehicles which accommodate frequent inflows and outflows of cash. As a result, money market funds are managed to accommodate such cash flows, particularly when used as sweep vehicles, which generally eliminates the potential for disruptive trading.

Nevertheless, as indicated in this Prospectus, the Portfolios reserve the right to reject any purchase or exchange order for their shares for any reason and thus may exercise such right in the event they determine that a purchase or exchange order is disruptive to the Portfolios' management or otherwise. The Portfolios' procedures with respect to frequent purchases and redemptions of Fund shares by shareholders are thus limited to the Portfolios exercising their right to reject purchase or exchange orders they determine in their discretion to be disruptive. The Portfolios may change their policies relating to frequent trading at any time without prior notice to shareholders.

The Boards of the various Gabelli non-money market mutual funds have approved policies and procedures that are intended to discourage abusive trading practices in those mutual funds and that may apply to exchanges from or into the Portfolios. In order to discourage frequent short-term trading in Fund Shares, the Boards of the various Gabelli non-money market mutual funds have adopted policies and procedures which impose a 2.00% redemption fee (short-term trading fee) on shares that are purchased and then redeemed or exchanged within 60 days after the date of purchase. If you plan to exchange your money market shares for shares of another fund, please read the prospectus of that other mutual fund.


                               EXCHANGE OF SHARES


You may exchange your shares in one Portfolio for shares in another Portfolio of the Fund or for shares of any other open-end fund managed by the Advisor or its affiliates, and offered for sale in your state, based on their relative net asset values. Exchanges from one Porfolio into another Portfolio must be for the same class of shares. The Fund also offers an automatic monthly exchange privilege. To obtain a list of the funds whose shares you may acquire through an exchange or details on the automatic monthly exchange privilege call 800-GABELLI (800-422-3554).

In effecting an exchange:

     o you must meet the minimum purchase requirements for the fund whose shares you purchase through exchange.
     o if you are exchanging into shares of a fund with a sales charge, you must pay the sales charge at the time of exchange.
     o you may realize a taxable gain or loss.
     o you should read the Prospectus of the fund whose shares you are purchasing through exchange. Call 800-GABELLI (800-422-3554), or visit our website at www.gabelli.com to obtain the Prospectus.
     o you should be aware that brokers may charge a fee for handling an exchange for you.


You may exchange shares by telephone, by mail or through a Participating Organization.

--------------------------------------------------------------------------------
                                                                              13

--------------------------------------------------------------------------------

     o EXCHANGES BY TELEPHONE. You may give exchange instructions by telephone by calling 800-GABELLI (800-422-3554).

     o EXCHANGES BY MAIL. You may send a written request for exchanges to: THE TREASURER'S FUND, INC., P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state your name, your account number, the dollar value or number of shares you wish to exchange, the name and class of the fund whose shares you wish to exchange, and the name of the fund whose shares you wish to acquire.

The Fund may modify or terminate the exchange privilege at any time. You will be given notice 60 days prior to any material change in the exchange privilege.

                           PRICING OF PORTFOLIO SHARES

The net asset value per share of each Portfolio is calculated on each Business Day. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.


The net asset value per share of each Portfolio is determined at noon (Eastern time), and as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern time. However, on certain days that the NYSE is closed, each Portfolio, at the direction of the Advisor, may be open for purchases, redemptions and the determination of such Portfolio's net asset value. Net asset value is computed by dividing the value of the Portfolio's net assets (I.E., the value of its securities and other assets less its liabilities, including expenses payable or accrued, but excluding capital stock and surplus) by the total number of its shares outstanding at the time the determination is made. The Portfolios each use the amortized cost method of valuing their portfolio securities to maintain a constant net asset value of $1.00 per share. Under this method of valuation, the Portfolios value their portfolio securities at their cost at the time of purchase and not at market value, thus minimizing fluctuations in value due to interest rate changes or market conditions.


                           DIVIDENDS AND DISTRIBUTIONS

Dividends of net investment income for each Portfolio will be declared daily and paid monthly, and distributions of capital gains for the Portfolios, if any, will be paid annually. All dividends and distributions will be automatically reinvested for your account at net asset value in additional shares of the Portfolio(s) unless you request otherwise. To elect cash distributions, notify the Fund at The Treasurer's Fund, Inc., P.O. Box 8308, Boston, MA 02266-8308 or by telephone at 800-422-3554.


                                 TAX INFORMATION

The Portfolios expect that distributions will consist primarily of investment company taxable income or short-term capital gains, if any, as opposed to long-term capital gains. With respect to the U.S. Treasury and Domestic Prime Portfolios, dividends (including distributions from investment company taxable income and short-term capital gains) are taxable to you as ordinary income if you are a U.S. Shareholder.


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14

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With respect to the Tax Exempt Portfolio, distributions of tax exempt income are not subject to regular federal income tax, but may be subject to the alternative minimum tax, and distributions of interest on taxable obligations, as well as any market discount or net short-term capital gains, are taxable as ordinary income except that qualifying dividends are eligible for a reduced rate. Distributions of long-term capital gains are taxable to you as long-term capital gains. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. With respect to the U.S. Treasury Portfolio, distributions of interest on U.S. government
obligations   may  be  exempt  from  state  and  local  taxes.   Dividends   and
distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares. Foreign shareholders generally will be subject to federal withholding tax at a rate of 30% or, if a tax treaty applies, a lower rate under such treaty. You may be subject to backup withholding of 28% under certain circumstances, including if you do not provide us with your taxpayer identification number.


This summary of federal tax consequences is intended for general information only and is subject to change by legislative or administrative action, and any such change may be retroactive. Further information on the tax status of the Portfolios and the tax consequences of investing in them is contained in the Statement of Additional Information. You should consult a tax advisor concerning the tax consequences of your investment in the Portfolios.

                            MAILINGS TO SHAREHOLDERS

In our continuing efforts to reduce duplicative mail and fund expenses, we currently send a single copy of prospectuses and shareholder reports to your household even if more than one family member in your household owns the same fund or funds described in the prospectus or report. Additional copies of our prospectuses and reports may be obtained by calling the Distributor at 800-GABELLI (800-422-3554). If you do not want us to continue to consolidate your fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we will resume separate mailings in accordance with your instructions within 30 days of your request.

                              FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the financial performance for the past five fiscal years for the Money Market Class of each of the Portfolios. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolios (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Portfolios' financial statements and related notes, is included in the annual report, which is available upon request.



--------------------------------------------------------------------------------

THE TREASURER'S FUND -- FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for each share class of capital stock outstanding throughout each period indicated:

                                   OPERATING PERFORMANCE               DISTRIBUTIONS TO SHAREHOLDERS
                            ------------------------------------    -------------------------------------
                   Net                     Net                                                                Net
                 Asset                Realized and                                 Net                       Asset
                 Value,       Net      Unrealized     Total from      Net       Realized                     Value,
Period Ended   Beginning   Investment  Gain (Loss)  on Investment  Investment    Gain on       Total         End of      Total
 October 31,   of Period     Income    Investments    Operations     Income    Investments  Distributions    Period     Return+
 -----------   ---------    -------    -----------    ----------    --------   -----------  -------------    -------    -------
DOMESTIC PRIME MONEY MARKET PORTFOLIO
-------------------------------------
MONEY MARKET CLASS
  2004           $1.00      $0.006     $0.000(a)       $0.006       $(0.006)   $(0.000)(a)(e)  $(0.006)      $1.00       0.67%
  2003            1.00       0.007      0.000(a)        0.007        (0.007)    (0.000)(a)      (0.007)       1.00       0.67
  2002            1.00       0.014      0.000(a)        0.014        (0.014)    (0.000)(a)      (0.014)       1.00       1.43
  2001            1.00       0.041      0.000(a)        0.041        (0.041)    (0.000)(a)      (0.041)       1.00       4.31
  2000            1.00       0.055      0.000(a)        0.055        (0.055)    (0.000)(a)      (0.055)       1.00       5.68

TAX EXEMPT MONEY MARKET PORTFOLIO
---------------------------------
MONEY MARKET CLASS
  2004           $1.00      $0.005    $(0.000)(a)      $0.005       $(0.005)        --         $(0.005)      $1.00       0.51%
  2003            1.00       0.005     (0.000)(a)       0.005        (0.005)        --          (0.005)       1.00       0.50
  2002            1.00       0.010        --            0.010        (0.010)        --          (0.010)       1.00       0.95
  2001            1.00       0.026        --            0.026        (0.026)        --          (0.026)       1.00       2.65
  2000            1.00       0.035        --            0.035        (0.035)        --          (0.035)       1.00       3.52



                     RATIOS TO AVERAGE NET ASSETS
                          AND SUPPLEMENTAL DATA
                  ------------------------------------
                    Net
                   Assets,
                   End of    Ratio of Net   Ratio of
Period Ended       Period     Investment    Operating
 October 31,      (in 000's)    Income       Expenses
 -----------      ----------   --------     ----------
DOMESTIC PRIME MONEY MARKET PORTFOLIO
-------------------------------------
MONEY MARKET CLASS
  2004             $349,678       0.64%        0.60%(d)
  2003              428,036       0.68         0.60(c)
  2002              622,288       1.43         0.60(b)
  2001              569,728       4.09         0.59
  2000              354,350       5.55         0.59

TAX EXEMPT MONEY MARKET PORTFOLIO
---------------------------------
MONEY MARKET CLASS
  2004             $170,018       0.50%        0.60%(d)
  2003              204,723       0.50         0.60(c)
  2002              256,186       0.96         0.58(b)
  2001              266,453       2.58         0.56
  2000              216,082       3.47         0.53
--------------------------------
 + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
 (a) Amount represents less than $0.0005 per share.
 (b) For the Money Market Class, the ratios include a reduction of expenses due to reimbursement by the Adviser and Service fee credit. Excluding such Adviser reimbursement and credits, the expense ratio for Domestic Prime Money Market Class and Tax Exempt Money Market Class would be 0.75% and 0.73%, respectively.
 (c) For the Money Market Class, the ratios include a reduction of expenses due to reimbursement by the Adviser and Service fee credit. Excluding such Adviser reimbursement and credits, the expense ratio for Domestic Prime Money Market Class and Tax Exempt Money Market Class would be 0.81% and 0.77%, respectively.
 (d) For the Money Market Class, the ratios include a reduction of expenses due to reimbursement by the Adviser and Service fee credit. Excluding such Adviser reimbursement and credits, the expense ratio for Domestic Prime Money Market Class and Tax Exempt Money Market Class would be 0.84% and 0.80%, respectively.
(e) Distributions from net realized gains of investments include return of capital of less than $0.0005 per share.


--------------------------------------------------------------------------------
16

--------------------------------------------------------------------------------

Selected data for each share class of capital stock outstanding throughout each period indicated:

                                   OPERATING PERFORMANCE               DISTRIBUTIONS TO SHAREHOLDERS
                            ------------------------------------    -------------------------------------
                   Net                     Net                                                                Net
                 Asset                Realized and                                 Net                       Asset
                 Value,       Net      Unrealized     Total from      Net       Realized                     Value,
Period Ended   Beginning   Investment  Gain (Loss)  on Investment  Investment    Gain on       Total         End of      Total
 October 31,   of Period     Income    Investments    Operations     Income    Investments  Distributions    Period     Return+
 -----------   ---------    -------    -----------    ----------    --------   -----------  -------------    -------    -------
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------
MONEY MARKET CLASS
  2004           $1.00      $0.005      $0.000(a)       $0.005      $(0.005)    $(0.000)(a)   $(0.005)        $1.00       0.50%
  2003            1.00       0.005       0.000(a)        0.005       (0.005)     (0.000)(a)    (0.005)         1.00       0.51
  2002            1.00       0.012       0.000(a)        0.012       (0.012)     (0.000)(a)    (0.012)         1.00       1.18
  2001            1.00       0.039       0.001           0.040       (0.039)     (0.001)       (0.040)         1.00       4.12
  2000            1.00       0.052       0.000(a)        0.052       (0.052)     (0.000)(a)    (0.052)         1.00       5.28

                    RATIOS TO AVERAGE NET ASSETS
                         AND SUPPLEMENTAL DATA
                 ------------------------------------
                   Net
                  Assets,
                  End of    Ratio of Net   Ratio of
Period Ended      Period     Investment    Operating
 October 31,     (in 000's)    Income       Expenses
 -----------     ----------   --------     ----------
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------
MONEY MARKET CLASS
  2004             $46,680       0.45%        0.65%(b)
  2003              61,526       0.51         0.65(b)
  2002              81,559       1.17         0.64(b)
  2001              91,731       3.88         0.60
  2000              76,634       5.11         0.65
----------------------------
 + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
 (a) Amount represents less than $0.0005 per share.
 (b) For the Money Market Class, the ratios include a reduction of expenses due to reimbursement by the Adviser and Service fee credit. Excluding such Adviser reimbursement and credits, the expense ratio for the years ended October 31, 2004, 2003 and 2002 would have been 0.94%, 0.84% and 0.79%, respectively.


--------------------------------------------------------------------------------
                                                                              17

--------------------------------------------------------------------------------

                       This Page Left Blank Intentionally.

--------------------------------------------------------------------------------
18

--------------------------------------------------------------------------------
                     GABELLI FUNDS AND YOUR PERSONAL PRIVACY

WHO ARE WE?
The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. We are managed by Gabelli Funds, LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income LLC which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services -- like a transfer agent -- we will also have information about the transactions you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, WWW.SEC.GOV.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to shareholders or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                              19

                           THE TREASURER'S FUND, INC.

                      U.S. TREASURY MONEY MARKET PORTFOLIO
                      DOMESTIC PRIME MONEY MARKET PORTFOLIO
                        TAX EXEMPT MONEY MARKET PORTFOLIO

================================================================================

FOR MORE INFORMATION:

For more information about the Portfolios, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

The Portfolios' semi-annual and audited annual reports to shareholders contain additional information on the Portfolios' investments.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Portfolios, including their operations and investment policies. It is incorporated by reference, and is legally considered a part of this Prospectus.

--------------------------------------------------------------------------------
           You can get free copies of these documents and prospectuses of other funds in the Gabelli family, or request other
                information and discuss your questions about the
                            Portfolios by contacting:

                           The Treasurer's Fund, Inc.
                              One Corporate Center
                               Rye, NY 10580-1422
                      Telephone: 800-GABELLI (800-422-3554)
                                 www.gabelli.com
--------------------------------------------------------------------------------

You can review and/or copy the Portfolios' prospectuses, reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202-942-8090. You can get copies of these reports and other information about these Portfolios:

       o For a fee, by writing the Commission's Public Reference Section, Washington, DC 20549-0102, or by electronic request at the following email address: publicinfo@sec.gov.

       o Free from the EDGARDatabase on the Commission's website at www.sec.gov.



(Investment Company Act File No. 811-5347)

                          GABELLI CASH MANAGEMENT CLASS
                                       of
                           The Treasurer's Fund, Inc.
                      U.S. TREASURY MONEY MARKET PORTFOLIO
                      DOMESTIC PRIME MONEY MARKET PORTFOLIO
                        TAX EXEMPT MONEY MARKET PORTFOLIO
                              One Corporate Center
                            Rye, New York 10580-1422
                           800-GABELLI (800-422-3554)
                                FAX: 914-921-5118
                                 WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                  (Current yield information may be obtained by
                      calling 800-GABELLI after 6:00 p.m.)


--------------------------------------------------------------------------------
                                   QUESTIONS?
                                Call 800-GABELLI
                          or your financial consultant.
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS


INTRODUCTION ....................................      2

INVESTMENT AND PERFORMANCE SUMMARY ..............    2-6

ADDITIONAL INVESTMENT AND
    RISK INFORMATION ............................    6-8

MANAGEMENT OF THE PORTFOLIOS ....................    8-9

        Purchase of Shares ......................   9-10

        Redemption of Shares ....................  10-13

        Exchange of Shares ......................     13

        Pricing of Portfolio Shares .............     13

        Dividends and Distributions .............     14

        Tax Information .........................     14

        Mailing to Shareholders .................     14

FINANCIAL HIGHLIGHTS ............................  15-17




   GABELLI
   CASH
   MANAGEMENT
   CLASS
   OF

   THE TREASURER'S FUND, INC.

   U.S. TREASURY MONEY MARKET PORTFOLIO

   DOMESTIC PRIME MONEY MARKET PORTFOLIO

   TAX EXEMPT MONEY MARKET PORTFOLIO




      PROSPECTUS
      FEBRUARY 25, 2005




      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                                  INTRODUCTION

The Treasurer's Fund, Inc. (the "Fund") is a mutual fund designed to meet the distinctive cash management objectives of treasurers and financial officers of corporations and other institutions and individuals. The Fund is comprised of six separate investment portfolios, three of which are described in this Prospectus. This Prospectus relates only to the Gabelli Cash Management Class of the following portfolios of the Fund (each a "Portfolio," collectively the "Portfolios").

o    U.S. Treasury Money Market Portfolio ("U.S. Treasury Portfolio")

o    Domestic Prime Money Market Portfolio ("Domestic Prime Portfolio")

o    Tax Exempt Money Market Portfolio ("Tax Exempt Portfolio")

The Portfolios are "money market funds" which invest in short-term investments. The Portfolios are advised by Gabelli Fixed Income LLC (the "Advisor"). Each Portfolio's investment objectives are fundamental and may be changed only with the approval of a majority of the outstanding shares of the respective Portfolio. Each Portfolio has another class of shares which is offered in another prospectus through participating organizations ("Money Market Class") which have differing expenses.

                       INVESTMENT AND PERFORMANCE SUMMARY

                      U.S. TREASURY MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVES:
The Portfolio's investment objectives are to maximize current income and to maintain liquidity and a stable net asset value of $1.00 per share.

PRINCIPAL INVESTMENT STRATEGIES:
The Portfolio invests primarily in short-term U.S. Treasury obligations, which have effective maturities of 397 days or less and in repurchase agreements that are collateralized by U.S. Treasury obligations.

PRINCIPAL RISKS:
The Portfolio is subject to the risk of loss of state tax exemption if minimum levels of U.S. Treasury obligations are not maintained. Other factors that may affect the market price and yield of the Portfolio's securities include investor demand and domestic and worldwide economic conditions which may result in lower interest rates and lower yields. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. There is no guarantee that the Portfolio can achieve its investment objectives.


--------------------------------------------------------------------------------
2

--------------------------------------------------------------------------------

YOU MAY WANT TO INVEST IN THE PORTFOLIO IF:

         o you are seeking preservation of capital

         o you have a low risk tolerance

         o you are willing to accept lower potential returns in exchange for a higher degree of safety

         o you are investing short-term reserves

YOU MAY NOT WANT TO INVEST IN THE PORTFOLIO IF:

         o you are aggressive in your investment approach or you desire a relatively high rate of return

                     DOMESTIC PRIME MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVES:
The Portfolio's investment objectives are to maximize current income and to maintain liquidity and a stable net asset value of $1.00 per share.

PRINCIPAL INVESTMENT STRATEGIES:
The Portfolio invests in short-term, prime quality, domestic debt obligations, which have effective maturities of 397 days or less.

PRINCIPAL RISKS:
The Portfolio is subject to the risk that the value of any fixed rate investments will generally decline when interest rates increase. Other factors that may affect the market price and yield of the Portfolio's securities include investor demand and domestic and worldwide economic conditions which may result in lower interest rates and lower yields. An investment in the Portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. There is no guarantee that the Portfolio can achieve its investment objectives.

YOU MAY WANT TO INVEST IN THE PORTFOLIO IF:

         o you are seeking preservation of capital

         o you have a low risk tolerance

         o you are willing to accept lower potential returns in exchange for a higher degree of safety

         o you are investing short-term reserves

YOU MAY NOT WANT TO INVEST IN THE PORTFOLIO IF:

         o you are aggressive in your investment approach or you desire a relatively high rate of return

--------------------------------------------------------------------------------
                                                                               3

--------------------------------------------------------------------------------

                        TAX EXEMPT MONEY MARKET PORTFOLIO
INVESTMENT OBJECTIVES:
The Portfolio's investment objectives are to maximize current income that is exempt from federal income tax and to maintain liquidity and a stable net asset value of $1.00 per share.

PRINCIPAL INVESTMENT STRATEGIES:
The Portfolio invests primarily in short-term municipal debt obligations which are exempt from federal income tax and have effective maturities of 397 days or less.

PRINCIPAL RISKS:
The Portfolio is subject to the risk that interest on certain securities may be subject to state and local taxes. The Portfolio will not be exempt from federal income tax with respect to taxable obligations and municipal obligations that the Internal Revenue Service ("IRS") has successfully asserted are not tax-exempt obligations. Other factors that may affect the market price and yield of the Portfolio's securities include investor demand and domestic and worldwide economic conditions which may result in lower interest rates and lower yields. An investment in the Portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. There is no guarantee that the Portfolio can achieve its investment objectives.

YOU MAY WANT TO INVEST IN THE PORTFOLIO IF:

         o you are seeking preservation of capital

         o you have a low risk tolerance

         o you are willing to accept lower potential returns in exchange for a higher degree of safety and/or income that is exempt from federal income tax

         o you are investing  short-term  reserves

YOU MAY NOT WANT TO INVEST IN THE PORTFOLIO IF:
         o you are aggressive in your investment approach or you desire a relatively high rate of return

PERFORMANCE:
The bar charts and tables that follow provide an indication of the risks of investing in the Portfolios by showing changes in each Portfolio's performance from year to year and average annual returns for one, five and ten years. The historical performance of each Portfolio's Money Market Class Shares, which are not offered in this Prospectus, is used to calculate performance for each Portfolio's Cash Management Class Shares prior to their issuance on May 1, 2000. Both classes of each Portfolio's shares are invested in the same portfolio of securities. The annual returns of each class of shares will differ only to the extent that the expenses of each class differ. Average annual total returns have not been adjusted to reflect differences in expenses. The Money Market Class Shares of each Portfolio have higher expenses than the Cash Management Class Shares of each Portfolio. For current yield information on the Portfolios, call 800-GABELLI (800-422-3554). The Portfolios' yields appear in the WALL STREET JOURNAL each Thursday. As with any mutual fund, the Portfolios' past performance does not predict how the Portfolios will perform in the future. Both the charts and tables assume the reinvestment of dividends and distributions.


--------------------------------------------------------------------------------
4

--------------------------------------------------------------------------------

                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31




U.S. TREASURY PORTFOLIO
------------------------------------------
  Best Quarter:     4th     2000    1.44%
  Worst Quarter:    4th     2003    0.07%
------------------------------------------


                               [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC


                                  1995  5.35
                                  1996  4.78
                                  1997  4.96
                                  1998  4.93
                                  1999  4.41
                                  2000  5.45
                                  2001  3.49
                                  2002  1.18
                                  2003  0.50
                                  2004  0.68



DOMESTIC PRIME PORTFOLIO
------------------------------------------
  Best Quarter:     4th     2000    1.53%
  Worst Quarter:    4th     2003    0.13%
------------------------------------------


                               [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC


                                  1995  5.59
                                  1996  5.00
                                  1997  5.17
                                  1998  5.07
                                  1999  4.72
                                  2000  5.85
                                  2001  3.69
                                  2002  1.39
                                  2003  0.68
                                  2004  0.81


TAX EXEMPT PORTFOLIO
------------------------------------------
  Best Quarter:     2nd     2000    0.96%
  Worst Quarter:    1st     2004    0.11%
------------------------------------------


                               [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC


                                  1995  3.44
                                  1996  2.98
                                  1997  3.18
                                  1998  3.00
                                  1999  2.81
                                  2000  3.57
                                  2001  2.33
                                  2002  0.99
                                  2003  0.58
                                  2004  0.64




The bar charts above and the table that follows show total returns for each Portfolio's Money Market Class Shares for the periods ended 1995-2000 and total returns for each Portfolio's Cash Management Class Shares for the period ended 2001 (the first full calendar year that each Portfolio's Cash Management Class Shares were offered) through 2004.

--------------------------------------------------------------------------------
                                                                               5

--------------------------------------------------------------------------------


          AVERAGE ANNUAL TOTAL RETURNS
    (FOR THE PERIODS ENDED DECEMBER 31, 2004)         PAST ONE YEAR      PAST FIVE YEARS   PAST TEN YEARS
    -----------------------------------------         -------------      ---------------   --------------
GABELLI CASH MANAGEMENT CLASS
   U.S. Treasury Money Market Portfolio .............     0.68%               2.26%              3.56%
   Domestic Prime Money Market Portfolio ............     0.81%               2.48%              3.78%
   Tax Exempt Money Market Portfolio ................     0.64%               1.64%              2.36%


FEES AND EXPENSES OF THE PORTFOLIOS:
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolios.

                                                                  U.S.           DOMESTIC               TAX
                                                               TREASURY            PRIME              EXEMPT
                                                               PORTFOLIO         PORTFOLIO           PORTFOLIO
                                                               ---------         ---------           ---------
                                                                        GABELLI CASH MANAGEMENT CLASS
                                                                        -----------------------------
SHAREHOLDER FEES:
     (fees paid directly from your investment*) .............     None              None               None
ANNUAL PORTFOLIO OPERATING EXPENSES:
     (expenses that are deducted from Portfolio assets)
Management Fees .............................................    0.30%             0.30%              0.30%
Distribution (12b-1) Expenses ...............................     None              None               None
Other Expenses** ............................................    0.35%             0.24%              0.20%
Total Annual Portfolio Operating Expenses ...................    0.65%             0.54%              0.50%

-----------------
   * There are no sales charges for purchasing or redeeming Portfolio shares nor fees to exchange to another Portfolio or fund.

   ** Other expenses include custodian, transfer agency and administrative fees incurred during the last fiscal year.


EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in shares of the Portfolios with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Portfolios for the time periods shown, (2) you redeem your shares at the end of those periods, (3) your investment has a 5% return each year and (4) the Portfolios' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                               1 YEAR        3 YEARS         5 YEARS      10 YEARS
                                               ------        -------         -------      --------
   U.S. Treasury Portfolio .................     $66           $208           $362          $810
   Domestic Prime Portfolio ................     $55           $173           $302          $677
   Tax Exempt Portfolio ....................     $51           $160           $280          $628


                   ADDITIONAL INVESTMENT AND RISK INFORMATION
                             U.S. TREASURY PORTFOLIO

Under normal market conditions, the Portfolio invests at least 80% of its net assets (which includes for the purposes of this test, the amount of any borrowings for investment purposes) in U.S. Treasury obligations, including U.S. Treasury bills, notes and bonds, which principally differ only in their interest rates, maturities and times of issuance and repurchase agreements, which are collateralized by U.S. Treasury obligations. The

--------------------------------------------------------------------------------
6

--------------------------------------------------------------------------------

Portfolio may also engage in reverse repurchase agreements. Shareholders will receive at least 60 days' prior notice of any changes in the Portfolio's 80% investment policy.

Interest on U.S. Treasury obligations is specifically exempt from state and local income taxes under federal law. While shareholders in the U.S. Treasury Portfolio do not directly receive interest on U.S. Treasury obligations, the dividends from the Portfolio are derived primarily from such interest. Interest income derived from repurchase agreements is not considered to be income derived from U.S. Treasury obligations and is not exempt from state and local income taxes.


Some  states  require  that,  in  order  for  the  tax-exempt  character  of the
Portfolio's   interest  from  U.S.  Treasury  obligations  to  pass  through  to shareholders, the Portfolio must maintain specified minimum levels of U.S. Treasury obligation investments. If a state's requirement is not met, then none of the Portfolio's interest income would be tax exempt in that state. While the Portfolio does not specifically limit the amount of repurchase agreements which the Portfolio can enter into (other than the requirement that 80% of the Portfolio's net assets be invested in U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations), the Portfolio will endeavor to maintain the levels necessary to preserve the pass-through of the Portfolio's tax-exempt interest income from U.S. Treasury obligations. These state requirements may change and investors should consult their own tax advisors regarding these state tax issues.


                            DOMESTIC PRIME PORTFOLIO
The Portfolio will invest primarily in U.S. government obligations, bank obligations, including certificates of deposit and bankers' acceptances, and commercial paper and other short-term domestic corporate obligations. Short-term domestic corporate obligations include corporate bonds, variable amount master demand notes and participations in corporate loans, with maturities of 397 days or less. For a further description of the obligations in which the Portfolio may invest, including the liquidity of participations in corporate loans, see "Investments and Investment Techniques Common to Two or More Portfolios" in the Statement of Additional Information.

The Portfolio will only purchase high quality domestic money market instruments that have been determined by the Fund's Board of Directors to present minimal credit risk and that are First Tier Eligible Securities at the time of acquisition so that the Portfolio is able to employ the amortized cost method of valuation. Because interest rates on fixed rate investments fluctuate in response to economic factors, the value of the Portfolio's investments generally increases as short-term interest rates fall and decreases as short-term interest rates rise.

Certain U.S. government agency securities in which the Portfolio invests, such as those issued by the Federal Home Loan Bank, are backed by the right of the issuer to borrow from the U.S. Treasury while others, such as those issued by the Federal National Mortgage Association, are supported only by the credit of the issuer or instrumentality. While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the United States Treasury.


                              TAX EXEMPT PORTFOLIO
As a matter of fundamental policy, under normal market conditions, the Portfolio will invest at least 80% of its net assets, (which includes for the purpose of this test, the amount of any borrowings for investment purposes) in tax-exempt obligations. The Portfolio intends to typically invest all of its assets in tax-exempt obligations, however, it reserves the right to invest up to 20% of its net assets in taxable obligations (including securities the interest income on which may be subject to alternative minimum tax). Such tax exempt obligations will consist of high quality municipal securities (including municipal bonds, municipal notes and municipal leases) which, in the opinion of bond counsel at the date of issuance, earn interest exempt from federal income tax and which have effective maturities of 397 days or less. Interest on these securities may be subject to state and local taxes.


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The  Portfolio  will  only  purchase  high  quality   tax-exempt   money  market
instruments that have been determined by the Fund's Board of Directors to present minimal credit risk and that are "Eligible Securities" at the time of acquisition so that the Portfolio is able to employ the amortized cost method of valuation. Interest income of the Portfolio will not be exempt from federal income tax with respect to the following:

o  taxable obligations

o municipal obligations that the IRS has successfully asserted are not tax-exempt obligations


Payment of interest and preservation of capital are dependent on the continuing ability of issuers and/or obligors of municipal and public authority debt obligations to meet their payment obligations. Special factors may negatively affect the value of municipal securities, and, as a result, the Portfolio's share price. These factors include political or legislative changes, uncertainties relating to the tax status of the securities or the rights of investors in the securities. For a detailed description of municipal bonds, municipal notes, municipal leases and other municipal obligations and the quality requirements applicable to such obligations, see "Investments and Investment Techniques Common to Two or More Portfolios" in the Statement of Additional Information.

Certain U.S. government agency securities in which the Portfolio invests, such as those issued by the Federal Home Loan Bank, are backed by the right of the issuer to borrow from the U.S. Treasury while others, such as those issued by the Federal National Mortgage Association, are supported only by the credit of the issuer or instrumentality. While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the United States Treasury.

PORTFOLIO HOLDINGS. A description of each Portfolio's policies and procedures with respect to the disclosure of its portfolio securities is available in the Portfolios' Statement of Additional Information.

                          MANAGEMENT OF THE PORTFOLIOS
THE ADVISOR. The Advisor, whose principal offices are located at One Corporate Center, Rye, NY 10580-1422, is a Delaware limited liability company organized in 1997, and is the successor company to Gabelli-O'Connor Fixed Income Mutual Fund Management Co., which was formed in 1987. Through its portfolio management team, the Advisor makes investment decisions for the Portfolios and continuously reviews and administers the Portfolios' investment programs under the supervision of the Fund's Board of Directors.

As compensation for its services and the related expenses borne by the Advisor, for the fiscal year ended October 31, 2004, the Portfolios paid the Advisor a fee equal to 0.30% of the value of the Portfolios' average daily net assets. Any portion of the total fees received by the Advisor may be used by the Advisor to provide shareholder and administrative services and for distribution of Portfolio shares.

The Portfolios' semi-annual report to shareholders for the period ending April 30, 2005, will contain a discussion of the basis of the Board of Directors' determination regarding whether to continue the investment advisory arrangements described above.

THE DISTRIBUTOR. Gabelli & Company, Inc. (the "Distributor") serves as the Fund's distributor and is located at One Corporate Center, Rye, NY 10580-1422. The Distributor is affiliated with the parent company of the Advisor.

DISTRIBUTION AND SERVICE ARRANGEMENTS. The Portfolios have each adopted a distribution and service plan (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Rule 12b-1 provides that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by Rule 12b-1. There are no fees or expenses chargeable to the Portfolios under the Plans, and the Fund's Board of Directors has adopted the Plans in case certain expenses of the Portfolios might be considered to constitute indirect payment by the Portfolios of distribution expenses. If a payment of advisory fees by the Fund to the Advisor should be deemed to be


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8
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indirect financing by the Fund of the distribution of its shares,  such payments are authorized by the Plans.

The Plans provide that the Advisor may make payments from time to time from its own resources, which may include the advisory fee and past profits, to pay promotional and administrative expenses in connection with the offer and sale of shares of the Portfolios, including payments to participating organizations for performing shareholder servicing and related administrative functions and for providing assistance in distributing the Fund's shares. The Advisor, in its sole discretion, will determine the amount of such payments made pursuant to the Plans, provided that such payments will not increase the amount which a Portfolio is required to pay to the Advisor for any fiscal year under its investment advisory agreement in effect for that year.

The Fund may enter into agreements with entities to provide transfer agency and accounting services for investors of the Portfolios who are customers of such entities for an agreed upon fee.

                               PURCHASE OF SHARES

You can purchase the Portfolios' shares on any day the New York Stock Exchange ("NYSE") is open for trading (a "Business Day"). You may purchase shares through the Distributor or through organizations that have special arrangements with the Fund ("Participating Organizations"). Participating Organizations may charge additional fees and may require higher or lower minimum investments or impose other limitations on buying and selling shares.

         o BY MAIL OR IN PERSON. You may open an account by mailing a completed subscription order form with a check or money order payable to "The Treasurer's Fund, Inc.":

            BY MAIL                                  BY PERSONAL DELIVERY
            THE TREASURER'S FUND, INC.               THE TREASURER'S FUND, INC.
            P.O. BOX 8308                            C/O BFDS
            BOSTON, MA 02266-8308                    66 BROOKS DRIVE
                                                     BRAINTREE, MA 02184

You can obtain a subscription order form by calling 800-GABELLI (800-422-3554) or from the Internet at www.gabelli.com. Checks made payable to a third party and endorsed by the depositor are not acceptable. For additional investments, send a check to the above address with a note stating your exact name and account number, and the name of the Portfolio(s) you wish to purchase.

         o BY BANK WIRE. To open an account using the bank wire system, first telephone the Fund at 800-GABELLI (800-422-3554) to obtain a new account number. Then instruct a Federal Reserve System member bank to wire funds to:

                                      STATE STREET BANK AND TRUST COMPANY
                                      ABA #011-0000-28
                                      RE: THE TREASURER'S FUND, INC.
                                      REF DDA #99046187
                                      RE: NAME OF PORTFOLIO
                                      ACCOUNT #__________
                                      ACCOUNT OF [REGISTERED OWNERS]
                                      225 FRANKLIN STREET, BOSTON, MA 02110

            If you are making an initial purchase, you should also complete and mail a subscription order form to the address shown under "By Mail." Note that banks may charge fees for wiring funds, although State Street Bank and Trust Company ("State Street") will not charge you for receiving wire transfers. If your wire is received by the Fund before noon, Eastern Time, you will begin earning dividends on the day of receipt.


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                                                                               9

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         o  PARTICIPATING  ORGANIZATIONS.  You may  purchase  shares  through  a
            Participating Organization. The Participating Organization will transmit a purchase order and payment to State Street on your behalf. Participating Organizations may send you confirmations of your transactions and periodic account statements showing your investments in the Fund.

SHARE PRICE. The Portfolios sell their shares at the net asset value next determined after the Fund receives your completed subscription order form but does not issue the shares to you until it receives full payment. See "Pricing of Portfolio Shares" for a description of the calculation of net asset value.

MINIMUM INVESTMENTS. Your minimum initial investment must be at least $3,000. See "Retirement Plans/Education Savings Plans" and "Automatic Investment Plan" regarding minimum investment amounts applicable to such plans. There is no minimum subsequent investment requirement. Participating Organizations may have different minimum investment requirements.

RETIREMENT PLANS/EDUCATION SAVINGS PLANS. The Fund makes available IRA, "Roth" IRA and "Coverdell" Education SavingsPlans for investment in the Portfolios' shares. Applications may be obtained from the Distributor by calling 800-GABELLI (800-422-3554). Self-employed investors may purchase shares of the Portfolios through tax deductible contributions to existing retirement plans for self-employed persons, known as "Keogh" or "H.R.-10" plans. The Fund does not currently act as a sponsor to such plans. Portfolio shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans." The minimum initial investment in all such retirement plans is $500. There is no minimum subsequent investment requirement for retirement plans. The Tax Exempt Money Market Portfolio does not accept investments from retirement plans.

AUTOMATIC INVESTMENT PLAN. The Portfolios offer an automatic monthly investment plan. There is no minimum monthly investment for accounts establishing an automatic investment plan. Call the Distributor at 800-GABELLI (800-422-3554) for more details about the plan.

TELEPHONE OR INTERNET INVESTMENT PLAN. You may purchase additional shares of the Portfolios by telephone and/or over the Internet if your bank is a member of the Automated Clearing House ("ACH") system. You must also have a completed, approved Investment Plan application on file with the Fund's transfer agent. There is a minimum of $100 for each telephone or Internet investment. To initiate an ACH purchase, please call the Distributor at 800-GABELLI (800-422-3554) or 800-872-5365 or visit our website at www.gabelli.com.

GENERAL. The Fund will not issue share certificates. The Fund reserves the right to (i) reject any purchase order if, in the opinion of the Fund's management, it is in the Fund's best interest to do so, (ii) suspend the offering of shares for any period of time and (iii) waive the Fund's minimum purchase requirement.

CUSTOMER IDENTIFICATION PROGRAM. Federal law requires the Fund, on behalf of the Portfolios, to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information, for each investor who opens or reopens an account with the Portfolios. Applications without the required information may be rejected or placed on hold until the Fund verifies the account holder's identity.

                              REDEMPTION OF SHARES
You can redeem shares of the Portfolios on any Business Day. The Portfolios may temporarily suspend the redemption of shares: (i) when the NYSE is closed or trading on the NYSE is restricted, (ii) when an emergency exists and the Portfolios cannot sell their shares or accurately determine the value of their assets,

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10

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or (iii) if the Securities and Exchange Commission ("SEC") orders the Portfolios to suspend redemptions.

The Portfolios redeem their shares based on the net asset value next determined after the Portfolios receive your redemption request. See "Pricing of Portfolio Shares" for a description of the calculation of net asset value.

You  may  redeem  shares  through  the  Distributor  or  through   Participating
Organizations.

   o BY LETTER. You may mail a letter requesting redemption of shares to: THE TREASURER'S FUND, INC., P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state the name of the Portfolio(s) and the share class, the dollar amount or number of shares you are redeeming and your account number. You must sign the letter in exactly the same way the account is registered. A signature guarantee is required for each signature on your redemption letter. You can obtain a signature guarantee from financial institutions such as commercial banks, brokers, dealers and savings associations. A notary public cannot provide a signature guarantee.

   o BY TELEPHONE OR THE INTERNET. Unless you have requested that telephone or Internet redemptions from your account not be permitted, you may redeem your shares in an account (including an IRA) directly registered with State Street by calling either 800-GABELLI (800-422-3554) or 800-872-5365 (617-328-5000 from outside the United States) or visiting our website at www.gabelli.com. IRAholders should consult a tax advisor concerning the current tax rules applicable to IRAs. If State Street acts on telephone or Internet instructions after following reasonable procedures to protect against unauthorized transactions, neither State Street nor the Fund will be responsible for any losses due to unauthorized telephone or Internet transactions and instead you would be responsible. You may request that proceeds from telephone or Internet redemptions be mailed to you by check (if your address has not changed in the prior 30 days), forwarded to you by bank wire or invested in another mutual fund advised by the Advisor (see "Exchange of Shares"). Among the procedures State Street may use are passwords or verification of personal information. The Funds may impose limitations from time to time on telephone or Internet redemptions.

         1. TELEPHONE OR INTERNET REDEMPTION BY CHECK. The Fund will make checks payable to the name in which the account is registered and normally will mail the check to the address of record within seven days.

         2. TELEPHONE OR INTERNET REDEMPTION BY WIRE. The Fund accepts telephone or Internet requests for wire redemption in amounts of at least $1,000. The Fund will send a wire to either a bank designated on your subscription order form or in a subsequent letter with a guaranteed signature. The proceeds are normally wired on the next Business Day. If you wish your bank to receive a wire on the day you place the telephone or Internet request, you must call the Fund by noon (Eastern Time).

   o PARTICIPATING ORGANIZATIONS. You may redeem shares through a Participating Organization which will transmit a redemption order to State Street on your behalf. A redemption request received from a Participating Organization will be effected at the net asset value next determined after State Street receives your request from the Participating Organization.

   o AUTOMATIC CASH WITHDRAWAL PLAN. You may automatically redeem shares on a monthly, quarterly or annual basis if you have at least $10,000 in your account and if your account is directly registered with State Street. Please call the Distributor at 800-GABELLI (800-422-3554) for more information about this plan.

   o BY CHECK DRAFT. You may write checks on your account in the amount of $500 or more. Simply request the check-writing service on your subscription order form and the Fund will send you checks. The Fund will not honor a check if (1) you purchased shares by check and the check has not cleared,
      (2) the

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                                                                              11

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     check would close out your  account,  (3) the amount of the check is higher than funds available in your account, (4) the check is written for less than $500, or (5) the check contains an irregularity in the signature or otherwise. The Fund may change or terminate the check-writing service at any time.

INVOLUNTARY REDEMPTION. The Fund may redeem all shares in your account (other than an IRA) if their value falls below $3,000 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing and allowed 30 days to increase the value of your shares to at least $3,000.


REDEMPTION PROCEEDS. If you request redemption proceeds by check, the Fund will normally mail the check to you within seven days after receipt of your redemption request. If you purchased your Portfolio shares by check or through the Telephone or Internet Investment Plan, you may not receive proceeds from your redemptions until the check clears, which may take up to as many as 10 days following purchase. While the Fund will delay the processing of the redemption until the check clears, your shares will be valued at the next determined net asset value after receipt of your redemption request.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES. The Gabelli family of funds discourages short-term or excessive trading ("frequent trading") of their shares by shareholders (including by means of exchanges) and, except with respect to the Portfolios offered in this prospectus described below, maintains procedures reasonably designed to detect and deter such frequent trading, except with respect to the money market funds as discussed below. Frequent trading is sometimes referred to as market timing. Market timing may take many forms but commonly refers to arbitrage activity involving the frequent buying and selling of mutual fund shares in order to take advantage of the fact that there may be a lag between a change in the value of the mutual fund's portfolio securities and the reflection of that change in the fund's share price. There is no guarantee that policies and procedures will be effective in detecting and preventing frequent trading in whole or in part.


Some investors may seek to take advantage of a short-term disparity between a Portfolio's yield and current market yields, which could have the effect of reducing the Portfolio's yield. In addition, frequent purchases and redemptions of the Portfolio's shares will increase the Fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the portfolio by the Advisor. Most transaction costs are not included in the Portfolio's annual operating expenses shown in the Portfolio's fee table in this prospectus, but do detract from the Portfolio's performance. Money market funds are often used by investors for short-term investments, in place of bank checking or saving accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without redemption fees. For this reason the Board of Directors of the Fund has determined not to impose redemption fees or adopt other restrictions such as minimum holding periods, in order to deter frequent purchases and redemptions of money market fund shares. Money market funds are not effective vehicles for market timing activity since these types of funds seek to maintain a constant net asset value of $1.00 per share. In addition, the risks of frequent trading are not generally applicable to money market funds because money market funds are created as cash management vehicles which accommodate frequent inflows and outflows of cash. As a result, money market funds are managed to accommodate such cash flows, particularly when used as sweep vehicles, which generally eliminates the potential for disruptive trading.

Nevertheless, as indicated in this Prospectus, the Portfolios reserve the right to reject any purchase or exchange order for their shares for any reason and thus may exercise such right in the event they determine that a purchase or exchange order is disruptive to the Portfolios' management or otherwise. The Portfolios' procedures with respect to frequent purchases and redemptions of Fund shares by shareholders are thus limited to the Portfolios exercising their right to reject purchase or exchange orders they determine in their discretion to be disruptive. The Portfolios may change their policies relating to frequent trading at any time without prior notice to shareholders.

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12

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The Boards of the various  Gabelli  non-money  market mutual funds have approved policies and procedures that are intended to discourage abusive trading practices in those mutual funds and that may apply to exchanges from or into the Portfolios. In order to discourage frequent short-term trading in Fund Shares, the Boards of the various Gabelli non-money market mutual funds have adopted policies and procedures which impose a 2.00% redemption fee (short-term trading fee) on shares that are purchased and then redeemed or exchanged within 60 days after the date of the purchase. If you plan to exchange your money market shares for shares of another fund, please read the prospectus of that other mutual fund.

                               EXCHANGE OF SHARES
You may exchange your shares in one Portfolio for shares in another Portfolio of the Fund or for shares of any other open-end fund managed by the Advisor or its affiliates, and offered for sale in your state, based on their relative net asset values. Exchanges from one Portfolio into another Portfolio must be for the same class of shares. The Fund also offers an automatic monthly exchange privilege. To obtain a list of the funds whose shares you may acquire through an exchange or details on the automatic monthly exchange privilege call 800-GABELLI (800-422-3554).

In effecting an exchange:

             o you must meet the minimum purchase requirements for the fund whose shares you purchase through exchange.

             o if you are exchanging into shares of a fund with a sales charge, you must pay the sales charge at the time of exchange.

             o  you may realize a taxable gain or loss.

             o you should read the Prospectus of the fund whose shares you are purchasing. Call 800- GABELLI (800-422-3554), or visit our website at www.gabelli.com to obtain the Prospectus.

             o you should be aware that brokers may charge a fee for handling an exchange for you.

You may exchange shares by telephone, by mail, through the Internet or through a Participating Organization.

   o EXCHANGES BY TELEPHONE. You may give exchange instructions by telephone by calling 800-GABELLI (800-422-3554).

   o EXCHANGES BY MAIL. You may send a written request for exchanges to: THE TREASURER'S FUND, INC., P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state your name, your account number, the dollar value or number of shares you wish to exchange, the name and class of the fund whose shares you wish to exchange, and the name of the fund whose shares you wish to acquire.

   o EXCHANGES THROUGH THE INTERNET. You may also give exchange instructions via the Internet at www.gabelli.com. The Fund may impose limitations from time to time on Internet exchanges.

The Fund may modify or terminate the exchange privilege at any time. You will be given notice 60 days prior to any material change in the exchange privilege.

                           PRICING OF PORTFOLIO SHARES
The net asset value per share of each Portfolio is calculated on each Business Day. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.

The net asset value per share of each Portfolio is determined at noon (Eastern time) and as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern time. However, on certain days that the NYSE

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                                                                              13
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is closed,  each  Portfolio,  at the  direction of the Advisor,  may be open for purchases, redemptions and the determination of such Portfolio's net asset value. Net asset value is computed by dividing the value of the Portfolio's net assets (I.E., the value of its securities and other assets less its liabilities, including expenses payable or accrued, but excluding capital stock and surplus) by the total number of its shares outstanding at the time the determination is made. The Portfolios each use the amortized cost method of valuing their portfolio securities to maintain a constant net asset value of $1.00 per share. Under this method of valuation, the Portfolios value their portfolio securities at their cost at the time of purchase and not at market value, thus minimizing fluctuations in value due to interest rate changes or market conditions.

                           DIVIDENDS AND DISTRIBUTIONS
Dividends of net investment income for each Portfolio will be declared daily and paid monthly and distributions of capital gains for the Portfolios, if any, will be paid annually. All dividends and distributions will be automatically reinvested for your account at net asset value in additional shares of the Portfolio(s) unless you request otherwise. To elect cash distributions, notify the Fund at The Treasurer's Fund, Inc., P.O. Box 8308, Boston, MA 02266-8308 or by telephone at 800-422-3554.

                                 TAX INFORMATION
The Portfolios expect that distributions will consist primarily of investment company taxable income or short-term capital gains, if any, as opposed to long-term capital gains. With respect to the U.S. Treasury and Domestic Prime Portfolios, dividends (including distributions from investment company taxable income and short-term capital gains) are taxable to you as ordinary income if you are a U.S. Shareholder. With respect to the Tax Exempt Portfolio, distributions of tax exempt income are not subject to regular federal income tax, but may be subject to the alternative minimum tax, and distributions of interest on taxable obligations, as well as any market discount or net short-term capital gains, are taxable as ordinary income except that qualifying dividends are eligible for a reduced rate. Distributions of long-term capital gains are taxable to you as long-term capital gains. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. With respect to the U.S. Treasury Portfolio, distributions of interest on U.S. government obligations may be exempt from state and local taxes. Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares. Foreign shareholders generally will be subject to federal withholding tax at a rate of 30% or, if a tax treaty applies, a lower rate under such treaty. You may be subject to backup withholding of 28% under certain circumstances, including if you do not provide us with your taxpayer identification number.

This summary of federal tax consequences is intended for general information only and is subject to change by legislative or administrative action, and any such change may be retroactive. Further information on the tax status of the Portfolios and the tax consequences of investing in them is contained in the Statement of Additional Information. You should consult a tax advisor concerning the tax consequences of your investment in the Portfolios.

                           MAILINGS TO SHAREHOLDERS
In our continuing efforts to reduce duplicative mail and fund expenses, we currently send a single copy of prospectuses and shareholder reports to your household even if more than one family member in your household owns the same fund or funds described in the prospectus or report. Additional copies of our prospectuses and reports may be obtained by calling the Distributor at 800-GABELLI (800-422-3554). If you do not want us to continue to consolidate your fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we will resume separate mailings in accordance with your instructions within 30 days of your request.

--------------------------------------------------------------------------------
14

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
The financial highlights tables are intended to help you understand the financial performance of the Gabelli Cash Management Class of shares of each Portfolio since the commencement of operations. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolios (assuming reinvestment of all dividends and distributions).
This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Portfolios' financial statements and related notes, is included in the annual report, which is available upon request.

--------------------------------------------------------------------------------
                                                                              15

--------------------------------------------------------------------------------


THE TREASURER'S FUND -- FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for each share class of capital stock outstanding throughout each period indicated:

                                      OPERATING PERFORMANCE               DISTRIBUTIONS TO SHAREHOLDERS
                              -------------------------------------  --------------------------------------
                    Net                       Net                                                               Net
                   Asset                 Realized and                               Net                        Asset
                   Value,        Net      Unrealized     Total from     Net       Realized                     Value,
Period Ended     Beginning   Investment  Gain(Loss)on    Investment  Investment   Gain on         Total        End of      Total
 October 31,     of Period     Income     Investments    Operations    Income    Investments  Distributions    Period     Return+
 -----------     ---------    --------    -----------    ----------   --------   -----------  -------------    ------     -------
DOMESTIC PRIME MONEY MARKET PORTFOLIO
-------------------------------------
CASH MANAGEMENT CLASS
  2004             $1.00      $0.007       $0.000(c)       $0.007     $(0.007)   $(0.000)(c)(d)  $(0.007)       $1.00       0.70%
  2003              1.00       0.008        0.000(c)        0.008      (0.008)    (0.000)(c)      (0.008)        1.00       0.75
  2002              1.00       0.015        0.000(c)        0.015      (0.015)    (0.000)(c)      (0.015)        1.00       1.54
  2001              1.00       0.044        0.000(c)        0.044      (0.044)    (0.000)(c)      (0.044)        1.00       4.42
  2000(a)           1.00       0.030        0.000(c)        0.030      (0.030)    (0.000)(c)      (0.030)        1.00       3.04

TAX EXEMPT MONEY MARKET PORTFOLIO
---------------------------------
CASH MANAGEMENT CLASS
  2004             $1.00      $0.006      $(0.000)(c)      $0.006     $(0.006)        --         $(0.006)       $1.00       0.56%
  2003              1.00       0.006       (0.000)(c)       0.006      (0.006)        --          (0.006)        1.00       0.63
  2002              1.00       0.011          --            0.011      (0.011)        --          (0.011)        1.00       1.07
  2001              1.00       0.027          --            0.027      (0.027)        --          (0.027)        1.00       2.75
  2000(a)           1.00       0.019          --            0.019      (0.019)        --          (0.019)        1.00       1.93


                    RATIOS TO AVERAGE NET ASSETS
                       AND SUPPLEMENTAL DATA
               -------------------------------------
                  Net
                 Assets,
                 End of    Ratio of Net     Ratio of
Period Ended     Period     Investment     Operating
 October 31,   (in 000's)     Income        Expenses
 -----------    ---------   -----------     --------
DOMESTIC PRIME MONEY MARKET PORTFOLIO
-------------------------------------
CASH MANAGEMENT CLASS
  2004            $8,703       0.70%          0.54%
  2003            15,177       0.77           0.51
  2002            23,906       1.55           0.49
  2001            37,527       4.41           0.49
  2000(a)         43,427       5.62(b)        0.52(b)

TAX EXEMPT MONEY MARKET PORTFOLIO
---------------------------------
CASH MANAGEMENT CLASS
  2004            $3,179       0.59%          0.50%
  2003             3,734       0.62           0.47
  2002             2,341       1.07           0.47
  2001             3,538       2.74           0.46
  2000(a)          6,029       3.54(b)        0.46(b)
-------------------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a)  From  commencement of offering on May 1, 2000.
(b)  Annualized.
(c)  Amount represents less than $0.0005 per share.
(d) Distributions from net realized gain on investments include return of capital of less than $0.0005 per share.


--------------------------------------------------------------------------------
16

--------------------------------------------------------------------------------

Selected data for each share class of capital stock outstanding throughout each period indicated:


                                      OPERATING PERFORMANCE               DISTRIBUTIONS TO SHAREHOLDERS
                              -------------------------------------  --------------------------------------
                    Net                       Net                                                               Net
                   Asset                 Realized and                               Net                        Asset
                   Value,        Net      Unrealized     Total from     Net       Realized                     Value,
Period Ended     Beginning   Investment  Gain(Loss)on    Investment  Investment   Gain on         Total        End of      Total
 October 31,     of Period     Income     Investments    Operations    Income    Investments  Distributions    Period     Return+
 -----------     ---------    --------    -----------    ----------   --------   -----------  -------------    ------     -------
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------
CASH MANAGEMENT CLASS
  2004             $1.00      $0.005         $0.000(c)     $0.005     $(0.005)   $(0.000)(c)     $(0.005)      $1.00       0.52%
  2003              1.00       0.006          0.000(c)      0.006      (0.006)    (0.000)(c)      (0.006)       1.00       0.62
  2002              1.00       0.013          0.000(c)      0.013      (0.013)    (0.000)(c)      (0.013)       1.00       1.29
  2001              1.00       0.042          0.001         0.043      (0.042)    (0.001)         (0.043)       1.00       4.22
  2000(a)           1.00       0.028          0.000(c)      0.028      (0.028)    (0.000)(c)      (0.028)       1.00       2.81

                       RATIOS TO AVERAGE NET ASSETS
                          AND SUPPLEMENTAL DATA
                  -------------------------------------
                     Net
                    Assets,
                    End of    Ratio of Net     Ratio of
Period Ended        Period     Investment     Operating
 October 31,      (in 000's)     Income        Expenses
 -----------       ---------   -----------     --------
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------
CASH MANAGEMENT CLASS
  2004              $2,109       0.46%          0.65%
  2003               2,876       0.61           0.54
  2002               3,891       1.27           0.53
  2001               4,453       4.16           0.51
  2000(a)            4,312       5.17(b)        0.59(b)
-------------------------
 + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a)  From commencement of offering on May 1, 2000.
(b)  Annualized.
(c)  Amount represents less than $0.0005 per share.


--------------------------------------------------------------------------------
                                                                              17

--------------------------------------------------------------------------------

                       This page intentionally left blank.

--------------------------------------------------------------------------------
18

--------------------------------------------------------------------------------
                     GABELLI FUNDS AND YOUR PERSONAL PRIVACY

WHO ARE WE?
The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. We are managed by Gabelli Funds, LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services -- like a transfer agent -- we will also have information about the transactions you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, WWW.SEC.GOV.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to shareholders or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          GABELLI CASH MANAGEMENT CLASS
                                       of
                           THE TREASURER'S FUND, INC.

                      U.S. TREASURY MONEY MARKET PORTFOLIO
                      DOMESTIC PRIME MONEY MARKET PORTFOLIO
                        TAX EXEMPT MONEY MARKET PORTFOLIO

================================================================================
FOR MORE INFORMATION:

For more information about the Portfolios, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

The Portfolios' semi-annual and audited annual reports to shareholders contain additional information on the Portfolios' investments.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Portfolios, including their operations and investment policies. It is incorporated by reference, and is legally considered a part of this Prospectus.

--------------------------------------------------------------------------------
           You can get free copies of these documents and prospectuses of other funds in the Gabelli family, or request other
                information and discuss your questions about the
                            Portfolios by contacting:

                           The Treasurer's Fund, Inc.
                              One Corporate Center
                               Rye, NY 10580-1422
                      Telephone: 800-GABELLI (800-422-3554)
                                 www.gabelli.com
--------------------------------------------------------------------------------

You can review and/or copy the Portfolios' prospectuses, reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202-942-8090. You can get copies of these reports and other information about the Portfolios:

       o For a fee, by writing the Commission's Public Reference Section, Washington, DC 20549-0102, or by electronic request at the following email address: publicinfo@sec.gov.

       o Free from the EDGARDatabase on the Commission's website at www.sec.gov.



       (Investment Company Act File No. 811-5347)

--------------------------------------------------------------------------------

                           THE TREASURER'S FUND, INC.
                             LIMITED TERM PORTFOLIO
                        TAX EXEMPT LIMITED TERM PORTFOLIO
                              One Corporate Center
                            Rye, New York 10580-1422
                           800-GABELLI (800-422-3554)
                                FAX: 914-921-5118
                                 WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
        (Current Net Asset Value and yield information may be obtained by calling 800-GABELLI after 6:00 p.m.)


--------------------------------------------------------------------------------
                                   QUESTIONS?
                                Call 800-GABELLI
                          or your financial consultant.
--------------------------------------------------------------------------------


                                TABLE OF CONTENTS

INTRODUCTION ..................................     2

INVESTMENT AND PERFORMANCE SUMMARY ............   2-5

ADDITIONAL INVESTMENT AND
    RISK INFORMATION ..........................   5-9

MANAGEMENT OF THE PORTFOLIOS ..................  9-10

         Purchase of Shares ................... 10-12

         Redemption of Shares ................. 12-14

         Exchange of Shares ................... 14-15

         Pricing of Portfolio Shares .......... 15-16

         Dividends and Distributions ..........    16

         Tax Information ......................    16

         Mailing to Shareholders ..............    17

FINANCIAL HIGHLIGHTS ..........................    17


THE
TREASURER'S
FUND,
INC.



LIMITED TERM PORTFOLIO
TAX EXEMPT LIMITED TERM PORTFOLIO




PROSPECTUS
FEBRUARY 25, 2005




THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------


                                  INTRODUCTION
The Treasurer's Fund, Inc. (the "Fund") is a mutual fund designed to meet the distinctive cash management objectives of treasurers and financial officers of corporations and other institutions and individuals. The Fund is comprised of six separate investment portfolios, two of which are described in this Prospectus. This Prospectus relates only to the Limited Term Portfolio and Tax Exempt Limited Term Portfolio (each a "Portfolio", collectively the "Portfolios") of the Fund. The Portfolios are advised by Gabelli Fixed Income LLC (the "Advisor"). Each Portfolio's investment objective is fundamental and may be changed only with the approval of a majority of the outstanding shares of the respective Portfolio.



                       INVESTMENT AND PERFORMANCE SUMMARY
                             LIMITED TERM PORTFOLIO
INVESTMENT OBJECTIVE:
The Portfolio's investment objective is to maximize current income with moderate risk of capital.



PRINCIPAL INVESTMENT STRATEGIES:
The Portfolio invests primarily in domestic and foreign corporate and government debt obligations, including U.S. Government obligations, bank obligations, commercial paper and other short-term corporate obligations that are rated no less than Aa by Moody's Investor Services, Inc. ("Moody's") or AA by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("S&P"), or the equivalent. The Portfolio invests primarily in securities having a maximum weighted average maturity of two years and a maximum maturity of three years (three years and sixty days for new issues) at the time of investment.



PRINCIPAL RISKS:
As the value of the Portfolio's investments will fluctuate with market conditions, so will the value of your investment in the Portfolio. The value of the Portfolio's fixed rate securities varies inversely with interest rates, the amount of outstanding debt of an issuer and other factors. This means that the value of the Portfolio's investment generally increases as interest rates fall and decreases as interest rates rise. It is also possible that the issuer of a security will not be able to make interest and principal payments when due. You could lose money on your investment in the Portfolio, or the Portfolio could underperform other investments. Some of the Portfolio's holdings may underperform its other holdings. There is no guarantee that the Portfolio can achieve its investment objective.


YOU MAY WANT TO INVEST IN THE PORTFOLIO IF:

      o you are looking to add a monthly  income  component to your  portfolio

      o you are willing to accept the risk of price and dividend fluctuations

--------------------------------------------------------------------------------
2

--------------------------------------------------------------------------------

YOU MAY NOT WANT TO INVEST IN THE PORTFOLIO IF:

         o   you are using emergency reserves for investment

         o   you are seeking safety of principal

                        TAX EXEMPT LIMITED TERM PORTFOLIO

INVESTMENT OBJECTIVE:
The Portfolio's objective is to maximize current income exempt from federal income tax consistent with moderate risk of capital.


PRINCIPAL INVESTMENT STRATEGIES:
The Portfolio invests primarily in undervalued municipal debt obligations which are exempt from federal income tax and have a maximum dollar weighted average maturity of three years and a maximum maturity of five years (five years and sixty days for new issues) at the time of investment. As a matter of fundamental policy, under normal market conditions, the Portfolio will invest at least 80% of its net assets (which includes for purposes of this test, the amount of borrowings for investment purposes) in securities exempt from federal income tax. The Portfolio invests in debt securities rated no less than A by Moody's or S&P, or the equivalent, and in short term municipal obligations rated no less than VMIG-2 by Moody's, SP-2 by S&P or the equivalent.



PRINCIPAL RISKS:
As the value of the Portfolio's investments will fluctuate with market conditions, so will the value of your investment in the Portfolio. Interest rates on fixed rate investments fluctuate in response to economic factors. Rates on the Portfolio's investments may vary, rising or falling with interest rates. The value of the Portfolio's securities varies inversely with interest rates, the amount of outstanding debt and other factors. This means that the value of the Portfolio's investments generally increases as interest rates fall and decreases as interest rates rise. Interest income of the Portfolio will not be exempt from federal income tax with respect to taxable obligations, including any municipal obligations that the Internal Revenue Service ("IRS") has successfully asserted are not tax exempt obligations. Special factors may negatively affect the value of municipal securities and, as a result, the Portfolio's share price. These factors include political or legislative changes and uncertainties relating to the tax status of the securities or the rights of investors in the securities. The value of municipal securities in the Portfolio can also be affected by market reaction to legislative consideration of various tax reform proposals. There is also the risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Portfolio to reinvest in obligations with lower interest rates than the original obligations.

You could lose money on your investment in the Portfolio or the Portfolio could underperform other investments. Some of the Portfolio's holdings may underperform its other holdings. There is no guarantee that the Portfolio can achieve its investment objective.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


YOU MAY WANT TO INVEST IN THE PORTFOLIO IF:

         o  you are looking to add a monthly income component to your portfolio

         o you are willing to accept the risks of price and dividend fluctuations

         o you are willing to accept lower potential returns in exchange for income that is exempt from federal income tax

YOU MAY NOT WANT TO INVEST IN THE PORTFOLIO IF:

         o   you are using emergency reserves for investment

         o you will not benefit from income that is exempt from federal income tax


PERFORMANCE:
Since the Portfolios were not operational before this offering, no performance bar chart or table has been presented. Performance history will be available for the Portfolios after they have been in operation for one calendar year.


FEES AND EXPENSES OF THE PORTFOLIOS:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios.


                                                                LIMITED         TAX EXEMPT
                                                                  TERM         LIMITED TERM
                                                               PORTFOLIO         PORTFOLIO
                                                               ---------       -------------
SHAREHOLDER FEES:
     (fees paid directly from your investment *) ...........      None              None
ANNUAL PORTFOLIO OPERATING EXPENSES:
     (expenses that are deducted from Portfolio assets)
Management Fees ............................................      .45%              .45%
Distribution (12b-1) Expenses ..............................      None              None
Other Expenses ** ..........................................      .30%              .30%
Total Annual Portfolio Operating Expenses ..................      .75%              .75%
------------------------

* There are no sales charges for purchasing or redeeming Portfolio shares nor fees to exchange to another Portfolio or fund.

**Other  Expenses are based on estimated amounts for the current fiscal year.


--------------------------------------------------------------------------------
4

--------------------------------------------------------------------------------

EXPENSE EXAMPLE:
This example is intended to help you compare the cost of investing in shares of the Portfolios with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Portfolios for the time periods shown, (2) you redeem your shares at the end of those periods, (3) your investment has a 5% return each year and (4) the Portfolios' operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:



                                                        1 YEAR        3 YEARS        5 YEARS       10 YEARS
                                                        ------        -------        -------       --------
LIMITED TERM PORTFOLIO                                    $77           $240           $417           $930
TAX EXEMPT LIMITED TERM PORTFOLIO                         $77           $240           $417           $930


                   ADDITIONAL INVESTMENT AND RISK INFORMATION
Purchases and sales of portfolio securities are made for the Portfolios whenever necessary, in the Advisor's opinion, to meet the Portfolios' objectives. This is expected to result in a maximum average annual Portfolio turnover rate of not greater than 200%. A higher Portfolio turnover rate involves greater transaction expenses which must be borne directly by the Portfolios (and thus, indirectly by their shareholders) and affect the Portfolios' performance. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of short-term capital gains which, when distributed to the Portfolios' shareholders, are taxable to them.

                             LIMITED TERM PORTFOLIO
The Limited Term Portfolio will invest primarily in:

     o U.S. Government obligations

     o bank obligations including:

            o certificates of deposit

            o bankers' acceptances

            o other  obligations  issued or  guaranteed  by the 50 largest banks in the United States. (For this purpose, banks are ranked by total deposits as shown in their most recent audited financial statements).

     o commercial paper


     o other short-term corporate obligations including:

            o  corporate bonds

            o  variable amount master demand notes

            o  participations in corporate loans


For a further description of the obligations in which the Portfolio may invest, including the liquidity of participations in corporate loans, see "Investments and Investment Techniques Common to Two or More Portfolios" in the Statement of Additional Information. The Portfolio will consist only of securities with a max-


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

imum dollar weighted average maturity of two years and a maximum maturity of three years (three years and sixty days for new issues) at the time of investment; however, securities with effective maturities in excess of one year will only be purchased from domestic issuers.

The Portfolio seeks to maintain a current yield that is greater than that obtainable from a portfolio of high quality money market obligations. However, the Portfolio also has a greater level of risk than a money market fund because it is more volatile. The Portfolio seeks to increase returns by actively managing securities in the short-term and intermediate-term ranges. However, it seeks to minimize market risk by employing a "laddered" portfolio approach as opposed to a market timing approach. The laddered approach to portfolio management involves the maintenance of securities positions of varying amounts staggered at appropriate points along the fixed income yield curve in an effort to maximize income and to minimize interest rate risk. As fixed rate securities with longer maturities generally have higher interest rates, a portfolio designed with a series of periodic maturities can generally produce higher yields at the horizon of its maturity restriction, balanced by the interest rate protection provided by shorter, more quickly maturing securities.

In addition, the Portfolio seeks investment in securities which the Advisor believes to be undervalued and, therefore, have capital appreciation potential. Any realized capital gains, as well as interest income, will be subject to federal income taxes. See "Management Strategies" in the Statement of Additional Information.


From time to time, the assets of the Portfolio may be substantially invested in short-term obligations in order to attempt to reduce the volatility of the Portfolio, moderate market risk, and minimize fluctuation in its net asset value. Short-term obligations may also be purchased pending investment of proceeds of sales of Portfolio shares or Portfolio securities, or to maintain liquidity to meet anticipated redemptions.


The Portfolio's rated debt securities must be rated Aa or higher by Moody's or AA or higher by S&P, or the equivalent. Rated domestic and foreign commercial paper must be rated Prime-1 by Moody's or A-1 by S&P or the equivalent. The Portfolio may also invest in unrated securities if, in the opinion of the Fund's Board of Directors, such securities are of comparable quality to the rated securities in which the Portfolio may invest. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Portfolio may continue to hold the investment. However, if the Portfolio holds any variable rate demand investments with stated maturities in excess of one year, such investments must maintain their high quality rating or must be sold from the Portfolio.

The Portfolio will only purchase high quality debt instruments, with varying and longer maturities than a money market portfolio. Because interest rates on fixed rate investments fluctuate in response to economic factors, rates on the Portfolio's investments may vary, rising or falling with interest rates generally. The value of the Portfolio's securities varies inversely with interest rates, the amount of outstanding debt and other factors. This means that the value of the Portfolio's investments generally increases as interest rates fall and decreases as interest rates rise.

To the extent that the Portfolio is invested in foreign securities, such as Eurodollar certificates of deposit, it may be subject to some foreign investment risk. Eurodollar certificates of deposit may not be subject to the same regulatory requirements as certificates of deposit issued by U.S. banks, and associated income may be subject to the imposition of foreign taxes. For a more detailed discussion of quality requirements applicable to certificates of deposit, bankers' acceptances and other bank obligations, see "Investments and Investment Techniques Common to Two or More Portfolios" in the Statement of Additional Information.


Certain U.S. government agency securities in which the Portfolio invests, such as those issued by the



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Federal Home Loan Bank, are backed by the right of the issuer to borrow from the
U.S. Treasury while others, such as those issued by the Federal National Mortgage Association, are supported only by the credit of the issuer or instrumentality. While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the United States Treasury.

                        TAX EXEMPT LIMITED TERM PORTFOLIO
The Portfolio intends to invest all of its assets in tax exempt obligations; however, it reserves the right to invest up to 20% of its assets in taxable obligations (including securities the interest income on which may be subject to alternative minimum tax). The Portfolio will invest in tax exempt securities whose interest, in the opinion of bond counsel at the date of issuance, is exempt from regular federal income tax. As a matter of fundamental policy, under normal market conditions, the Portfolio will invest at least 80% of its net assets (which includes for purposes of this test, the amount of borrowings for investment purposes) in such tax-exempt obligations. Such tax exempt obligations consist of:


      o   municipal bonds
      o   municipal notes
      o   municipal leases

Any market discount or capital gains will be subject to federal income taxes. Interest on these securities may be subject to state and local income taxes.

The Portfolio will consist only of securities with a maximum dollar weighted average maturity of three years and a maximum maturity of five years (five years and sixty days for new issues) at the time of investment.

The Portfolio seeks to maintain a current yield that is greater than that obtainable from a portfolio of short-term, high quality tax exempt money market obligations. The Portfolio seeks to increase returns by actively managing securities in the short-term and intermediate-term ranges. However, it seeks to minimize market risk by employing a "laddered" portfolio approach as opposed to a market timing approach. The laddered approach to portfolio management involves the maintenance of securities positions of varying amounts staggered at appropriate points along the fixed income yield curve in an effort to maximize income and to minimize interest rate risk. As fixed rate securities with longer maturities generally have higher interest rates, a portfolio designed with a series of periodic maturities can generally produce higher yields at the horizon of its maturity restriction, balanced by the interest rate protection provided by shorter, more quickly maturing securities. In addition, the Portfolio seeks investments in securities which the Advisor believes to be undervalued and, therefore, have capital appreciation potential.


From time to time, the assets of the Portfolio may be substantially invested in short-term municipal obligations in order to attempt to reduce the volatility of the Portfolio, moderate market risk, and minimize fluctuation in its net asset value. Short-term obligations may also be purchased pending investment of proceeds of sales of Portfolio shares or Portfolio securities, or to maintain liquidity to meet anticipated redemptions.The Portfolio's rated debt securities must be rated A or higher by Moody's or A or higher by S&P, or the equivalent. Rated short-term municipal securities must be rated MIG-2, VMIG-2, P-2 or higher by Moody's or SP-2, A-2 or higher by S&P, or the equivalent. The Portfolio may also invest in unrated securities if, in the opinion of the Fund's Board of Directors, such securities are of comparable quality to the rated securities in which the Portfolio may invest. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Portfolio may continue to hold the investment. However, if the


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                                                                               7


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Portfolio holds any variable rate demand  investments with stated  maturities in excess of one year, such investments must maintain their high quality rating or must be sold from the Portfolio.

The Portfolio may purchase municipal obligations on a when-issued or delayed delivery basis and may purchase municipal obligations with puts and stand-by commitments. The Advisor currently does not anticipate entering into any transaction which would result in income subject to federal income tax. However, the Portfolio may invest up to 20% of the value of its total assets in taxable securities (including securities the interest on which may be subject to alternative minimum tax) in certain circumstances, including hedging instruments and repurchase and reverse repurchase agreements with member banks of the Federal Reserve System and with broker-dealers who are recognized as primary dealers in U.S. government securities by the Federal Reserve Bank of New York. The Portfolio may also lend its securities. Income from taxable securities, repurchase and reverse repurchase agreements and portfolio lending will be subject to income taxation. The Portfolio may purchase certain privately placed securities.

The Portfolio may also purchase zero coupon bonds. Zero coupon bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of zero coupon bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. For a discussion of the tax consequences of an investment in zero coupon bonds, see "Taxes" in the Statement of Additional Information.

The Portfolio will invest in high quality tax exempt municipal debt obligations, with varying and longer maturities than a money market portfolio. Because interest rates on fixed rate investments fluctuate in response to economic factors, rates on the Portfolio's investments may vary, rising or falling with interest rates generally. The value of the Portfolio's securities varies inversely with interest rates, the amount of outstanding debt and other factors. This means that the value of the Portfolio's investments generally increases as interest rates fall and decreases as interest rates rise.


From time to time, legislation may be considered lowering federal personal income tax rates. Because tax-exempt obligations tend to pay interest at a lower rate than otherwise similar taxable obligations, to the extent income tax rates are lowered, the potential advantage to the holder of a tax-exempt obligation is correspondingly reduced. No assurances can be made regarding the effect of this potential legislation.

Interest income of the Portfolio will not be exempt from federal income tax with respect to the following:


         o taxable obligations
         o municipal obligations that the IRS has successfully asserted are not tax exempt obligations

Payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of municipal and public authority debt obligations to meet their payment obligations. Special factors may negatively affect the value of municipal securities, and, as a result, the Portfolio's share price. These factors include political or legislative changes and uncertainties relating to the tax status of the securities or the rights of investors in the securities. The value of municipal securities in the Portfolio can also be affected by market reaction to legislative consideration of various tax reform proposals. See "Management Strategies" in the Statement of Additional Information. There is also the risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Portfolio to re-invest in obligations with lower interest rates than the original obligations. For a detailed discussion of the quality requirements applicable to municipal bonds, municipal leases and other municipal obligations, see "Investments and Investment Techniques Common to Two or More Portfolios" in the Statement of Additional Information.

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8

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Certain U.S.  government agency securities in which the Portfolio invests,  such as those issued by the Federal Home Loan Bank, are backed by the right of the issuer to borrow from the U.S. Treasury while others, such as those issued by the Federal National Mortgage Association, are supported only by the credit of the issuer or instrumentality. While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the United States Treasury.

PORTFOLIO HOLDINGS. A description of each Portfolio's policies and procedures with respect to the disclosure of its portfolio securities is available in the Portfolio's Statement of Additional Information.

                          MANAGEMENT OF THE PORTFOLIOS
THE ADVISOR. The Advisor, whose principal offices are located at One Corporate Center, Rye, NY 10580-1422, is a Delaware limited liability company organized in 1997, and is the successor company to Gabelli-O'Connor Fixed Income Mutual Fund Management Co. which was formed in 1987. Through its portfolio management team, the Advisor makes investment decisions for the Portfolios and continuously reviews and administers the Portfolios' investment program under the supervision of the Fund's Board of Directors.

As compensation for its services and the related expenses borne by the Advisor, the Advisor will receive a fee equal to 0.45% of the value of the Portfolios' average daily net assets. Any portion of the total fees received by the Advisor may be used by the Advisor to provide shareholder and administrative services and for distribution of Portfolio shares.

The Portfolios' semi-annual report to shareholders for the period ending April 30, 2005 will contain a discussion of the basis of the Board of Directors' determination regarding whether to continue the investment advisory arrangement described above.

THE DISTRIBUTOR. Gabelli &Company, Inc. (the "Distributor")will serve as the Fund's Distributor and is located at One Corporate Center, Rye, NY 10580-1422. The Distributor is affiliated with the parent company of the Advisor.


DISTRIBUTION AND SERVICE ARRANGEMENTS. The Portfolios have each adopted a distribution and service plan (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Rule 12b-1 provides that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by Rule 12b-1. There are no fees or expenses chargeable to the Portfolios under the Plans and the Fund's Board of Directors has adopted the Plans in case certain expenses of the Portfolios might be considered to constitute indirect payment by the Portfolios of distribution expenses. If a payment of advisory fees by the Fund to the Advisor should be deemed to be indirect financing by the Fund of the distribution of its shares, such payments are authorized by the Plans.

The Plans provide that the Advisor may make payments from time to time from its own resources, which may include the advisory fee and past profits, to pay promotional and administrative expenses in connection with the offer and sale of shares of the Portfolios, including payments to participating organizations for performing shareholder servicing and related administrative functions and for providing assistance in distributing the Fund's shares. The Advisor, in its sole discretion, will determine the amount of such payments made pursuant to the Plans, provided that such payments will not increase the amount which the Fund is required to pay to the Advisor for any fiscal year under its investment advisory agreement in effect for that year.

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                                                                               9

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The Fund may enter into agreements with entities to provide  transfer agency and accounting services for investors of the Portfolios who are customers of such entities for an agreed upon fee.

                               PURCHASE OF SHARES

You can purchase the Portfolios' shares on any day the New York Stock Exchange ("NYSE") is open for trading (a "Business Day"). You may purchase shares through the Distributor, directly from the Fund through its transfer agent or through organizations that have special arrangements with the Fund ("Participating Organizations"). Participating Organizations may charge additional fees and may require higher or lower minimum investments or impose other limitations on buying and selling shares.

      o BY MAIL OR IN PERSON. You may open an account by mailing a completed subscription order form with a check or money order payable to "The Treasurer's Fund, Inc.":

            BY MAIL                                 BY PERSONAL DELIVERY
            THE TREASURER'S FUND, INC.              THE TREASURER'S FUND, INC.
            P.O. BOX 8308                           C/O BFDS
            BOSTON, MA 02266-8308                   66 BROOKS DRIVE
                                                    BRAINTREE, MA 02184

You can obtain a subscription order form by calling 800-GABELLI (800-422-3554), or from the Internet at www.gabelli.com. Checks made payable to a third party and endorsed by the depositor are not acceptable. For additional investments, send a check to the above address with a note stating your exact name and account number, and the name of the Portfolio(s) you wish to purchase.

      o BY BANK WIRE. To open an account using the bank wire system, first telephone the Fund at 800-GABELLI (800-422-3554) to obtain a new account number. Then instruct a Federal Reserve System member bank to wire funds to:

                        STATE STREET BANK AND TRUST COMPANY
                        ABA #011-0000-28
                        RE: THE TREASURER'S FUND, INC.
                        REF DDA #99046187
                        RE: NAME OF PORTFOLIO
                        ACCOUNT #__________
                        ACCOUNT OF [REGISTERED OWNERS]
                        225 FRANKLIN STREET, BOSTON, MA 02110

         If you are making an initial purchase, you should also complete and mail a subscription order form to the address shown under "By Mail." Note that banks may charge fees for wiring funds, although State Street Bank and Trust Company ("State Street") will not charge you for receiving wire transfers.

      o  PARTICIPATING   ORGANIZATIONS.   You  may  purchase  shares  through  a
         Participating Organization. The Participating Organization will transmit a purchase order and payment to State Street on your behalf. Participating Organizations may send you confirmations of your transactions and periodic account statements showing your investments in the Fund.

SHARE PRICE. The Portfolios sell their shares at the net asset value next determined after the Fund receives your completed subscription order form but does not issue the shares to you until it receives full payment.

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10

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See "Pricing of Portfolio  Shares" for a description  of the  calculation of net asset value.

MINIMUM INVESTMENTS. Your minimum initial investment must be at least $1,000. See "Retirement Plans/Education Savings Plans" and "Automatic Investment Plan" regarding minimum investment amounts applicable to such plans. There is no minimum subsequent investment requirement. Participating Organizations may have different minimum investment requirements.


RETIREMENT PLANS/EDUCATION SAVINGS PLANS. The Fund makes available IRA, "Roth" IRA and "Coverdell" Education SavingsPlans for investment in the Portfolios' shares. Applications may be obtained from the Distributor by calling 800-GABELLI (800-422-3554). Self-employed investors may purchase shares of the Portfolios through tax deductible contributions to existing retirement plans for self-employed persons, known as "Keogh" or "H.R.-10" plans. The Fund does not currently act as a sponsor to such plans. Portfolio shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans." The minimum initial investment in all such retirement plans is $1,000. There is no minimum subsequent investment requirement for retirement plans. The Tax Exempt Limited Term Portfolio does not accept investments from retirement plans.


AUTOMATIC INVESTMENT PLAN. The Portfolios offer an automatic monthly investment plan. There is no minimum monthly investment for accounts establishing an automatic investment plan. Call the Distributor at 800-GABELLI (800-422-3554) for more details about the plan.

TELEPHONE OR INTERNET INVESTMENT PLAN. You may purchase additional shares of the Portfolios by telephone and/or over the Internet if your bank is a member of the Automated Clearing House ("ACH") system. You must also have a completed and approved Investment Plan application on file with the Fund's transfer agent. There is a minimum of $100 for each telephone or Internet investment. To initiate an ACH purchase, please call the Distributor at 800-GABELLI (800-422-3554) or 800-872-5365 or visit our website at www.gabelli.com.

GENERAL. The Fund will not issue share certificates. The Fund reserves the right to (i) reject any purchase order if, in the opinion of the Fund's management, it is in the Fund's best interest to do so, (ii) suspend the offering of shares for any period of time and (iii) waive the Fund's minimum purchase requirement.


CUSTOMER IDENTIFICATION PROGRAM. Federal law requires the Fund, on behalf of the Portfolios, to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information, for each investor who opens or reopens an account with the Portfolios. Applications without the required information may be rejected or placed on hold until the Fund verifies the account holder's identity.

THIRD PARTY ARRANGEMENTS. The Advisor and its affiliates may utilize a portion of their assets to pay all or a portion of the charges of various programs that make shares of the Portfolios available to their customers. Subject to tax limitations and approval by the Board of Directors on a portfolio-by-portfolio basis, a portion of these charges generally representing savings of expenses the Portfolios would incur in maintaining shareholder accounts for those who invest in the Portfolios through these programs if they instead had invested directly in the Portfolios.

The Distributor or an affiliate may, from time to time, at its expense out of its own financial resources (a source of which may be payment under the Fund's distribution plans), make cash payments to some but not all


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                                                                              11


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brokers,  dealers or financial  intermediaries  for  shareholder  services as an incentive to sell shares of the Portfolios and/or to promote retention of their customers' assets in the Portfolios. These payments, sometimes referred to as "revenue sharing", do not change the price paid by the investors to purchase the Portfolio's shares or the amount the Portfolios receive as proceeds from such sales. Revenue sharing payments may be made to brokers, dealers and other
financial   intermediaries  that  provide  services  to  the  Portfolios  or  to shareholders in the Portfolios, including (without limitation) shareholder servicing, transaction processing, sub-accounting services, marketing support
and/or  access  to  sales  meetings,   sales   representatives   and  management
representatives of the broker or other financial intermediary. Revenue sharing payments may also be made to brokers, dealers and other financial intermediaries for inclusion of the Portfolio on a sales list, including a preferred or select sales list, in other sales programs, or as an expense reimbursement in cases where the broker, dealer or other financial intermediary provides shareholder services to Portfolio shareholders. Revenue sharing payments may be structured:
(i) as a percentage  of net sales;  (ii) as a percentage  of net assets;  and/or
(iii) as a fixed dollar-amount.


The Distributor negotiates the level of payments described above to any particular broker, dealer or intermediary with each firm. Currently, such payments range from 0.10% to 0.40% per year of the average daily net assets of the applicable Portfolio attributable to the particular firm depending on the nature and level of services and other factors.

The Distributor may also make other payments to dealer firms in the form of non-cash compensation such as the payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives of those dealer firms and their families to places within or outside the United States; meeting fees; entertainment; transaction processing and transmission charges; advertising or other promotional expenses; or other expenses as determined in the Distributor's discretion. In certain cases these other payments could be significant to the dealer firms.


                              REDEMPTION OF SHARES

You can redeem shares of the Portfolios on any Business Day. The Portfolios may temporarily suspend the redemption of their shares: (i) when the NYSE is closed or trading on the NYSE is restricted, (ii) when an emergency exists and the Portfolios cannot sell their shares or accurately determine the value of their assets, or (iii) if the Securities and Exchange Commission ("SEC") orders the Portfolios to suspend redemptions.


The Portfolios redeem their shares based on the net asset value next determined after the Portfolios receive your redemption request. See "Pricing of Portfolio Shares" for a description of the calculation of net asset value. The Portfolios are intended for long-term investors and not for those who wish to trade frequently in the Portfolios shares. The Portfolios believe that excessive short-term trading of Portfolio shares, such as by traders seeking short-term profits from market momentum, time zone arbitrage and other timing strategies, creates risks for the Portfolios and their long-term shareholders, including interference with efficient portfolio management, increased administrative and brokerage costs and potential dilution in the value of shares.
In order to discourage  frequent  short-term  trading in Portfolio shares,  each

Portfolio has adopted policies and procedures which impose a 2.00% redemption fee (short-term trading fee) on shares that are purchased and then redeemed or exchanged within 60 days after the date of the purchase. This fee is calculated based on the shares' aggregate net asset value on the date of redemption and deducted from the redemption proceeds. The redemption fee is not a sales charge; it is retained by the Portfolios


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12

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and does not  benefit the  Portfolios'  Advisor or any other  third  party.  For purposes of computing the redemption fee, shares will be redeemed in reverse order of purchase (the latest shares acquired will be treated as being redeemed first). Redemptions to which the fee applies include redemptions of shares resulting from an exchange made pursuant to each Portfolio's exchange privilege. The redemption fee will not apply to redemptions of shares where (i) the shares
were   purchased   through   automatic   reinvestment   of  dividends  or  other
distributions, (ii) the redemption is initiated by a Portfolio, (iii) shares were purchased through programs that collect the redemption fee at the program level and remit them to a Portfolio, and (iv) until March 31, 2005, shares were purchased through certain qualified and non-qualified retirement plans if such plans indicate to the Portfolio that they are unable legally or procedurally to charge such fee to underlying accounts. In such cases, the plans must provide the Portfolio with other assurances that they have policies and procedures in place to restrict short-term trading.

Each Portfolio continues to reserve all rights, including the right to refuse any purchase request (including requests to purchase by exchange) from any person or group who, in the Portfolio's view, is likely to engage in excessive trading or if such purchase is not in the best interest of the Portfolio and to limit, delay or impose conditions on exchanges or purchases. The Portfolios monitor purchase and redemption activities to assist in minimizing short term trading.

You may redeem shares through the Distributor, directly from the Fund through its transfer agent or through Participating Organizations.

      o  BY LETTER.  You may mail a letter  requesting  redemption of shares to:
         THE TREASURER'S FUND, INC., P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state the name of the Portfolio(s) and the share class, the dollar amount or number of shares you are redeeming and your account number. You must sign the letter in exactly the same way the account is registered. A signature guarantee is required for each signature on your redemption letter. You can obtain a signature guarantee from financial institutions such as commercial banks, brokers, dealers and savings associations. A notary public cannot provide a signature guarantee.


      o BY TELEPHONE OR THE INTERNET. Unless you have requested that telephone or Internet redemptions from your account not be permitted, you may redeem your shares in an account (including an IRA) directly registered with State Street by calling either 800-GABELLI (800-422-3554) or 800-872-5365 (617-328-5000 from outside the United States) or visiting our website at www.gabelli.com. IRAholders should consult a tax advisor concerning the current tax rules applicable to IRAs. If State Street acts on telephone or Internet instructions after following reasonable procedures to protect against unauthorized transactions, neither State Street nor the Fund will be responsible for any losses due to unauthorized telephone or Internet transactions and instead you would be responsible. You may request that proceeds from telephone or Internet redemptions be mailed to you by check (if your address has not changed in the prior 30 days), forwarded to you by bank wire or invested in another mutual fund advised by the Advisor (see "Exchange of Shares"). Among the procedures State Street may use are passwords or verification of personal information. The Funds may impose limitations from time to time on telephone or Internet redemptions from the Participating Organization.

         1. TELEPHONE OR INTERNET REDEMPTION BY CHECK. The Fund will make checks payable to the name in which the account is registered and normally will mail the check to the address of record within seven days.

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         2.  TELEPHONE  OR  INTERNET   REDEMPTION  BY  WIRE.  The  Fund  accepts
             telephone or Internet requests for wire redemption in amounts of at least $1,000. The Fund will send a wire to either a bank designated on your subscription order form or in a subsequent letter with a guaranteed signature. The proceeds are normally wired on the next Business Day. If you wish your bank to receive a wire on the day you place the telephone or Internet request, you must call the Fund by noon (Eastern Time).

      o PARTICIPATING ORGANIZATIONS. You may redeem shares through a Participating Organization which will transmit a redemption order to State Street on your behalf. A redemption request received from a Participating Organization will be effected at the net asset value next determined after State Street receives your request.

      o AUTOMATIC CASH WITHDRAWAL PLAN. You may automatically redeem shares on a monthly, quarterly or annual basis if you have at least $10,000 in your account and your account is directly registered with State Street. Please call the Distributor at 800-GABELLI (800-422-3554) for more information about this plan.

INVOLUNTARY REDEMPTION. The Fund may redeem all shares in your account (other than an IRA) if their value falls below $1,000 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing and allowed 30 days to increase the value of your shares to at least $1,000.


REDEMPTION PROCEEDS. If you request redemption proceeds by check, the Fund will normally mail the check to you within seven days after it receives your redemption request. If you purchased your Portfolio shares by check or through the Telephone or Internet Purchase Plan, you may not receive proceeds from your redemptions until the check clears, which may take up to 10 days following purchase. While the Fund will delay processing the redemption until the check clears, your shares will be valued at the next determined net asset value after receipt of your redemption request.

                               EXCHANGE OF SHARES
You may exchange your shares in one Portfolio for shares of another Portfolio of the Fund or for shares of any other open-end fund managed by the Advisor or its affiliates, and offered for sale in your state, based on their relative net asset values. The Fund also offers an automatic monthly exchange privilege. To obtain a list of the funds whose shares you may acquire through exchange or details on the automatic monthly exchange privilege call 800-GABELLI (800-422-3554).


In effecting an exchange:

     o you must meet the minimum purchase requirements for the fund whose shares you purchase through exchange.

     o if you are exchanging into shares of a fund with a sales charge, you must pay the sales charge at the time of exchange.

     o you may realize a taxable gain or loss.


     o you should read the Prospectus of the fund whose shares you are purchasing through exchange. Call 800-GABELLI (800-422-3554), or visit our website at www.gabelli.com to obtain the Prospectus.

     o you should be aware that brokers may charge a fee for handling an exchange for you.


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You may exchange shares by telephone, by mail, through the Internet or through a
Participating Organization.

     o EXCHANGES BY TELEPHONE. You may give exchange instructions by telephone by calling 800-GABELLI (800-422-3554).

     o EXCHANGES BY MAIL. You may send a written request for exchanges to: THE TREASURER'S FUND, INC., P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state your name, your account number, the dollar value or number of shares you wish to exchange, the name and class of the Fund whose shares you wish to exchange, and the name of the Fund whose shares you wish to acquire.

     o EXCHANGES THROUGH THE INTERNET. You may also give exchange instructions via the Internet at www. gabelli.com. The Fund may impose limitations from time to time on internet exchanges.

The Fund may modify or terminate the exchange privilege at any time. You will be given notice 60 days prior to any material change in the exchange privilege.

                           PRICING OF PORTFOLIO SHARES

The net asset value per share of each Portfolio is calculated on each Business Day the NYSE is open. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.


The net asset value per share of each Portfolio is determined as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern time. However on certain days that the NYSE is closed, each Portfolio, at the direction of the Advisor may be open for purchases, redemptions and the determination of such Portfolio's net asset value. Net asset value is computed by dividing the value of the Portfolio's net assets (I.E., the value of its securities and other assets less its liabilities, including expenses payable or accrued, but excluding capital stock and surplus) by the total number of its shares outstanding at the time the determination is made.

Portfolio securities for which market quotations are readily available are valued at their current market value. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to policies and procedures approved by the Funds' Board of Directors. Debt securities that are not credit impaired with remaining maturities of 60 days or less are generally valued at their amortized cost. Pursuant to the Portfolios' Pricing Procedures, securities for which market quotations are not readily available, and therefore are subject to being fair valued, may include securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (I.E., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Portfolio). Market prices are also deemed not to be readily available in circumstances when an event has occurred after the close of the principal foreign market on which a security trades but before the time for determination of the Portfolios' net asset value that has, or is likely to significantly affect, the securities last reported market price. Currently, the Portfolios' fair value securities traded primarily on markets that


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                                                                              15


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close prior to the time the  Portfolios  net asset value is calculated  whenever the Portfolios conclude that occurences after such closing time, may have more than a minimal effect on the value of the portfolios.

When a market price is not readily available, a portfolio security is valued at its fair value, as determined in good faith under procedures established by the Portfolios' Board of Directors. In determining fair value, the Portfolios' Pricing Procedures establish a process and methodology to be employed by the Adviser in attempting to ascertain, in good faith, fair value. Fair value is defined as the amount for which assets could be sold in an orderly disposition over a reasonable period of time, taking into account the nature of the asset. Fair value pricing, however, involves judgments that are inherently subjective and inexact, since fair value procedures are only used when it is not possible to be sure what value should be attributed to a particular security or when an event will effect a market price of an asset and to what extent. As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for an asset will be materially different from the value that actually could be realized upon the sale of that asset. The value of a Portfolio's assets may change on days the Portfolio is closed and on which you are not able to purchase or sell your shares.

                           DIVIDENDS AND DISTRIBUTIONS
Dividends of net investment income for each Portfolio will be declared daily and paid monthly, and distributions of capital gains for the Portfolios, if any, will be paid annually. All dividends and distributions will be automatically reinvested for your account at net asset value in additional shares of the Portfolio(s) unless you request otherwise. If you elect cash distributions, notify the Fund at The Treasurer's Fund, Inc., P.O. Box 8308, Boston, MA 02266-8308 or by telephone at 800-422-3554.

                                 TAX INFORMATION
The Portfolios expect that distributions will consist primarily of investment company taxable income or short-term and long-term capital gains, if any. With respect to the Limited Term Portfolio, dividends (including distributions from investment company taxable income and short-term capital gains) are taxable to you as ordinary income if you are a U.S. shareholder. With respect to the Tax Exempt Portfolio, distributions of tax exempt income are not subject to regular federal income tax, but may be subject to the alternative minimum tax, and distributions of interest on taxable obligations, as well as any market discount or net short-term capital gains, are taxable as ordinary income except that qualifying dividends are eligible for a reduced rate. Distributions of long-term capital gains are taxable to you as long-term capital gains. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares. Foreign shareholders generally will be subject to federal withholding tax at a rate of 30% or, if a tax treaty applies, a lower rate under such treaty. You may be subject to backup withholding of 28% under certain circumstances including if you do not provide us with your taxpayer identification number.

This summary of federal tax consequences is intended for general information only and is subject to change by legislative or administrative action, and any such change may be retroactive. Further information on the tax status of the Portfolios and the tax consequences of investing in them is contained in the Statement of Additional Information. You should consult a tax advisor concerning the tax consequences of your investment in the Portfolios.


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                           MAILINGS TO SHAREHOLDERS
In our continuing effort to reduce duplicative mail and Fund expenses, we currently send a single copy of prospectuses and shareholder reports to your household even if more than one family member in your household owns the same Fund or Funds described in the prospectus or report. Additional copies of our prospectuses and reports may be obtained by calling the Distributor at 800-GABELLI (800-422-3554). If you do not want us to continue to consolidate your fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we will resume separate mailings in accordance with your instructions within 30 days of your request.

                              FINANCIAL HIGHLIGHTS
Shares of the Limited Term and Tax Exempt Limited Term Portfolios have not previously been offered and therefore do not have previous financial history.

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                     GABELLI FUNDS AND YOUR PERSONAL PRIVACY

WHO ARE WE?
The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. We are managed by Gabelli Funds, LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services -- like a transfer agent -- we will also have information about the transactions you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, WWW.SEC.GOV.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to shareholders or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
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                           THE TREASURER'S FUND, INC.

                             LIMITED TERM PORTFOLIO
                        TAX EXEMPT LIMITED TERM PORTFOLIO

================================================================================


FOR MORE INFORMATION:
For more information about the Portfolios, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL  REPORTS:
The Portfolios' semi-annual and audited annual reports to shareholders contain additional information on the Portfolio's investments. In the Portfolios' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI provides more detailed information about the Portfolios, including their operations and investment policies. It is incorporated by reference, and is legally considered a part of this Prospectus.

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  You can get free copies of these documents and prospectuses of other funds in the Gabelli family, or request other information and discuss your questions about the Portfolios by contacting:

                           The Treasurer's Fund, Inc.

                              One Corporate Center

                               Rye, NY 10580-1422

                      Telephone: 800-GABELLI (800-422-3554)

                                 www.gabelli.com
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You can review and/or copy the Portfolios' prospectuses,  reports and SAI at the
Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202-942-8090. You can get copies of these reports and other information about these Portfolios:

     o For a fee, by writing the Commission's Public Reference Section, Washington, DC 20549-0102, or by electronic request at the following email address: publicinfo@sec.gov.
     o Free from the Edgar database on Commission's website at www.sec.gov.







(Investment Company Act File Number 811-5347)
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